As filed with the Securities and Exchange Commission on December 9, 2005

Registration No. 33-13954

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 63        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

Amendment No. 64       [X]

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )	(Zip Code)

Registrant’s Telephone Number, including Area Code:       (949) 219-6767

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

     [   ]   immediately upon filing pursuant to paragraph (b)

     [X]  on December 12, 2005 pursuant to paragraph (b)

     [   ]  60 days after filing pursuant to paragraph (a)(1)

     [   ]  on (date) pursuant to paragraph (a)(1)

     [   ]   75 days after filing pursuant to paragraph (a)(2)

     [   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PACIFIC SELECT FUND SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS
FOR PACIFIC SELECT FUND DATED MAY 1, 2005

This supplement revises the fund’s prospectus and restates information contained in the supplements dated August 15, 2005 and October 1, 2005. This supplement also provides information about certain options under your variable annuity contract or variable life insurance policy. The changes within this supplement are currently in effect, unless otherwise noted. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2005. Remember to review the prospectus for other important information.

All changes with respect to the Large-Cap Growth Portfolio and Loomis, Sayles & Company L.P. are effective January 1, 2006. In order to facilitate these changes, a portion of the securities holdings of the portfolio will be sold and new investments purchased in accordance with recommendations by the new portfolio manager. Pacific Life, the investment adviser to the fund, may begin this transitioning prior to January 1, 2006. Pacific Life and/or the portfolio may retain a transitioning agent in order to minimize the transaction costs associated with the purchase and sale of securities in connection with this transitioning. It is not expected that the transaction costs associated with the change in portfolio manager will be significant.

The Blue Chip Portfolio changed its name to the Large-Cap Growth Portfolio and changed managers. All references to AIM Capital Management, Inc. as portfolio manager of the Blue Chip Portfolio are deleted. All references to the Blue Chip Portfolio throughout the prospectus are now references to the Large-Cap Growth Portfolio.

All references to Columbia Management Advisors, LLC (Columbia Management) throughout the prospectus are now references to CMA LLC.

PORTFOLIOS AT A GLANCE — The information regarding the Blue Chip Portfolio is replaced with the following:

		THE PORTFOLIO’S MAIN	THE PORTFOLIO’S MAIN RISKS
PORTFOLIO AND MANAGER	INVESTMENT GOAL	INVESTMENTS	AND SPECIAL CONSIDERATIONS

Large-Cap Growth Portfolio (formerly Blue Chip Portfolio) Loomis Sayles	Long-term growth of capital (current income is of secondary importance).	Equity securities of large- capitalization growth companies.	Price volatility, foreign investments, emerging markets, derivatives, synthetics, forward commitments, repurchase agreements and currency transactions and liquidity.

ABOUT THE PORTFOLIOS is amended as follows:

The information regarding the BLUE CHIP PORTFOLIO (other than the sub-section under portfolio performance) is replaced with the following information on the LARGE-CAP GROWTH PORTFOLIO:

Investment goal — seeks long-term growth of capital; current income is of secondary importance.

Main investments — invests at least 80% of its assets in large-capitalization equity securities. The portfolio invests mainly in common stocks of large-capitalization growth companies. Large-capitalization growth companies are typically defined by the Portfolio as those which are included in the Russell 1000 Growth Index at the time of purchase. As of October 31, 2005, the market capitalization range of the Russell 1000 Growth Index was between approximately $0.85 billion and $360 billion. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors. The portfolio manager will look for companies’ stock prices that the market has undervalued relative to future growth prospects. The manager follows a disciplined selling strategy and may sell a stock when its expected earnings or competitive situation no longer meets the manager’s expectations. The manager typically does not consider current income when making buy/sell decisions.

The portfolio may invest up to 20% of its assets in foreign securities of any size, including emerging market countries. Canadian issuers are excluded for purposes of this limitation. The portfolio may also engage in foreign currency transactions and may purchase restricted securities.

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Risks — may be affected by the following risks, among others:

•	price volatility
•	foreign investments
•	emerging markets
•	derivatives, synthetics, forward commitments, repurchase agreements and currency transactions
•	liquidity

Please refer to Risks and risk definitions for additional information.

Portfolio manager — Loomis, Sayles & Company, L.P. (Loomis Sayles)

The following individuals are jointly and primarily responsible for the day-to-day management of the portfolio.
Mark B. Baribeau, CFA, is a vice president of Loomis Sayles and joined Loomis Sayles in 1989. He has 20 years of investment experience and has been co-manager of a comparable retail fund for over five years. He received an MA from the University of Maryland and a BA from the University of Vermont.
Pamela N. Czekanski, CFA, is a vice president of Loomis Sayles and joined Loomis Sayles in 1995. She has 22 years of investment experience and has been co-manager of a comparable retail fund for over five years. She received a BA from Middlebury College.
Richard D. Skaggs, CFA, is a vice president of Loomis Sayles and joined Loomis Sayles in 1994. He has 20 years of investment experience and has been co-manager of a comparable retail fund for over five years. He received a BS and an MSM from Oakland University.

With respect to the individuals listed, the Statement of Additional Information (SAI) provides additional information about compensation, other accounts managed and ownership of securities in the portfolio.

ABOUT THE PORTFOLIOS — Portfolio Manager and Adviser subsections for the respective portfolios are amended as follows:

Information under the AGGRESSIVE GROWTH PORTFOLIO section is replaced with the following:

The following individuals are primarily responsible for day-to-day management of the portfolio.
James G. Birdsall, is a lead portfolio manager at AIM and has been responsible for the portfolio since 2005. He has been associated with AIM and/or its affiliates since 1995. Mr. Birdsall has over 8 years of investment experience the past five of which he has been a portfolio manager. He has a BBA from Stephen F. Austin State University and an MBA from the University of St. Thomas. As the lead manager, Mr. Birdsall generally has final authority over all aspects of the investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Birdsall may perform these functions, and the nature of these functions, may change from time to time.
Lanny H. Sachnowitz is a senior portfolio manager at AIM and has been responsible for the portfolio since 2005. He has been associated with AIM and/or its affiliates since 1987. Mr. Sachnowitz has over 18 years of investment experience, 14 of which he has been a portfolio manager. He has a BS from the University of Southern California and an MBA from the University of Houston.
Kirk L. Anderson is a portfolio manager at AIM and has been responsible for the portfolio since 2005. He has been associated with AIM and/or its affiliates since 1994. Mr. Anderson has over 8 years of investment experience. From 1997 to 2002, he was an analyst until his promotion to his current position as portfolio manager in 2003. He has a BA in political science from Texas A&M University, and an MS in finance from the University of Houston.

They are assisted by AIM’s Large/ Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the portfolio, but do not have day-to-day management responsibilities with respect to the portfolio. Members of the team may change from time to time.

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The following information is added to the EQUITY PORTFOLIO section:

Alan J. Wilson, senior vice president and director of Capital Guardian, has 20 years’ experience as an investment professional including the past 14 years with the Capital organization, and for more than five years, has been a portfolio manager for the U.S. equity (core) product. He has a BS in civil engineering from Massachusetts Institute of Technology and an MBA from Harvard University Graduate School of Business Administration.
Eric H. Stern, senior vice president of Capital Guardian, has 15 years as an investment professional including the past 13 years with the Capital organization, and for more than five years has been an investment research analyst for the U.S. and global equity portfolios. He has a BS in business administration from the University of California at Berkeley and an MBA from Stanford University Graduate School of Business.

The following changes the portfolio manager information under the AMERICAN FUNDS GROWTH- INCOME PORTFOLIO — Adviser to the Master Growth-Income Fund — Capital Research and Management Company (Capital Research) section:

James K. Dunton is a senior vice president and director of Capital Research. Mr. Dunton has been employed in the investment management area of Capital Research or its affiliates for the past 43 years, 21 of which he has been portfolio counselor.
Donald D. O’Neal is a senior vice president of Capital Research Company (CRC). Mr. O’Neal has been an investment professional for the past 20 years, and has been a portfolio counselor for approximately one year.
Claudia P. Huntington is a senior vice president of Capital Research. Ms. Huntington has been employed in the investment management area of Capital Research or its affiliates for the past 30 years, 11 of which she has been a portfolio counselor.
Robert G. O’Donnell is a senior vice president and director of Capital Research. Mr. O’Donnell has been employed in the investment management area of Capital Research or its affiliates for the past 30 years, 15 of which he has been portfolio counselor.
C. Ross Sappenfield is a vice president of CRC. Mr. Sappenfield has been employed in the investment management area of Capital Research or its affiliates for the past 13 years, 6 of which he has been portfolio manager.

The following changes the portfolio manager information under the AMERICAN FUNDS GROWTH PORTFOLIO — Adviser to the Master Growth Fund — Capital Research and Management Company (Capital Research) section:

Gordon Crawford is a senior vice president and director of Capital Research. Mr. Crawford has been employed in the investment management area of Capital Research or its affiliates for the past 33 years, 11 of which he has been portfolio counselor.
J. Blair Frank is a vice president of Capital Research Company (CRC). Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 9 years, 5 of which he has been a portfolio counselor.
Donnalisa Barnum is a senior vice president of CRC. Ms. Barnum has been employed in the investment management area of Capital Research or its affiliates for the past 19 years, 2 of which she has been portfolio counselor.
Michael T. Kerr is vice president of Capital Research. Mr. Harvey has been employed in the investment management area of Capital Research or its affiliate for the past 20 years, and has been a portfolio counselor for approximately one year.
Ronald B. Morrow is a senior vice president of CRC. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past 7 years, 2 of which he has been a portfolio counselor and 6 years as an investment analyst.

Information under the TECHNOLOGY — Portfolio manager section regarding Trent Nevills is deleted.

The following information is added to the MID-CAP VALUE PORTFOLIO section:

Robert A. Failla, CFA, is a senior vice president of Lazard and has been portfolio manager for the mid-cap and strategic equity portfolios since 2003. Prior to joining Lazard in 2003, Mr. Failla was associated with Alliance Bernstein from 1993 to 2003, where he worked as a portfolio manager on a large-cap and

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all-cap product. He began working in the investment field in 1993. He has a BA from Harvard University and an MBA in Finance and Management from New York University’s Stern School of Business.

The following information is added to the INTERNATIONAL VALUE PORTFOLIO section:

Michael G. Fry, managing director of Lazard, has over 17 years of investment experience and is a member of the Global Equity and Global Equity Ex-U.S. Teams at Lazard. Prior to joining Lazard in 2005, Mr. Fry served in several positions at UBS Global Asset Management from 1995 to 2005, including lead manager and head of Global Equity Portfolio Management, head of Equity Research, and head of Australian Equities. Mr. Fry received a BS from Flinders University in Adelaide, Australia.

Information under the CAPITAL OPPORTUNITIES PORTFOLIO — Portfolio manager section is replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the portfolio.
Gregory W. Locraft, vice president, has been a portfolio manager since 2003. From 1998 to 2002, Mr. Locraft was an equity analyst at MFS. Prior to joining MFS in 1998, he was a senior consultant for Kaiser Associates, Inc. for 2 years and a financial consultant for Smith Barney, Inc for one year. Mr. Locraft has a BA from Williams College and an MBA from Harvard University.
Jeffrey C. Constantino, CFA, CPA and vice president, has been an equity research analyst for 5 years at MFS. Prior to joining MFS in 2000, he was employed as a financial consultant in mergers and acquisitions for Arthur Andersen. Mr. Constantino has a BS from the University of Illinois and an MBA from the University of Pennsylvania.

With respect to the individuals listed, the Statement of Additional Information (SAI) provides additional information about compensation, other accounts managed and ownership of securities in the portfolio.

Information on Mr. Simon Lee under the HIGH YIELD BOND PORTFOLIO section is deleted and the remaining portfolio manager information is replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the portfolio.
Michael Long is the lead portfolio manager and assistant vice president of Pacific Life. He joined Pacific Life in 1994 as an investment analyst and was promoted to his current position in 1998. Mr. Long has over 20 years experience in the financial and securities industry, including 6 years in investment analyst positions at Franklin Resources, Inc., Bradford and Marzec, Inc., and Great Northern Annuity prior to joining Pacific Life. He received a BA from the University of California, Davis and an MBA from Pepperdine University. As the lead manager, Mr. Long generally has final authority over all aspects of the portfolio’s investments, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Long may perform these functions, and the nature of these functions, may change from time to time.
Lori A. Johnstone is portfolio manager and assistant vice president of Pacific Life. Ms. Johnstone joined Pacific Life in 1990 as an investment analyst in high yield securities and emerging markets. She was portfolio manager of the High Yield Bond Portfolio from 1998 to 2002 and was promoted to her current title, assistant vice president in 1998. Ms. Johnstone has 19 years financial industry experience including experience at a regional broker dealer with a focus on portfolio management and in the high yield bond investment group at Columbia Savings. She received a BA in marketing from University of Southern California in 1984 and a MBA in finance from San Diego University in 1986.

Under the RISKS AND RISK DEFINITIONS — Portfolio managers’ investment techniques and strategies are discretionary sub-section, the Large-Cap Growth Portfolio is added to the list of portfolios in the first sentence of the fourth paragraph.

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OTHER FUND INFORMATION — POLICY REGARDING FREQUENT TRADING is amended as follows:

The fourth paragraph of the Policy regarding frequent trading section is deleted and the following is added to the end of the section:

The fund’s board of trustees adopted a policy with respect to limitations on transfers. In connection with the use of the fund as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies, effective October 1, 2005, these limitations on transfers must be enforced by any insurance company that participates in the fund, including, but not limited to, Pacific Life and PL&A, by passing through the limitations and applying them to the insurer’s variable annuity contract owners and variable life insurance policy holders (Investors), as if they were Investors investing directly in the portfolios of the fund. The limitations specified below shall apply to all Investors, whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type entity; but shall not apply directly to the insurance company in its capacity as record shareholder:

1.	An Investor may not make more than 25 (twenty-five) transfers per calendar year.

2.	Once the 25 transfer limit is reached, one “safe harbor” transfer is permitted into the Money Market Portfolio.

3.	An Investor may not make more than two transfers per calendar month involving portfolios which invest primarily in international securities, which currently include the International Value, International Large-Cap, and Emerging Markets Portfolios.

4.	Transfers to or from a portfolio cannot be made before the seventh calendar day following the last transfer to or from the same portfolio. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research Portfolio on Monday, you may not make any transfers to or from that portfolio before the following Monday. Transfers to or from the Money Market Portfolio are excluded from this limitation.

5.	For purposes of 1., 2. and 3. above, multiple transfers among the portfolios of the fund on the same day count as one transfer.

6.	Insurance companies that participate in the fund may exclude certain transactions from the above limitations, including but not limited to: portfolio rebalancing, approved asset allocation service transactions, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exceptions in their product prospectuses and/or offering documents.

The ABOUT THE PORTFOLIO MANAGERS section is changed as follows:

Loomis, Sayles & Company, L.P., — One Financial Center, Boston, Massachusetts 02111

Loomis, Sayles & Company, L.P. (Loomis Sayles) is a subsidiary of IXIS Management North America. Loomis Sayles was founded in 1926 and is one of America’s oldest investment advisory firms with over $70.4 billion in assets under management as of October 31, 2005. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry, and plans to devote $27 million to its research efforts in 2005. Loomis Sayles manages the Large Cap Portfolio.

The Columbia Management Advisors, Inc. (Columbia Management) section is amended to add the following:

Due to a merger between Fleet Boston Corporation and Bank of America Corporation in 2004, Columbia Management was merged into Banc of America Capital Management, LLC (BACAP), an affiliate under common control with Columbia Management (Merger). Simultaneous with the Merger, BACAP was renamed Columbia Management Advisors, LLC (CMA LLC) effective September 30, 2005,

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and serves as the portfolio manager. As a result of the Merger, there was no change in control, and there was no assignment or termination of the portfolio management agreement among and between the fund, Pacific Life and Columbia Management, under the Investment Company Act of 1940, as amended.

Accordingly, at a meeting held on September 12, 2005, the fund’s board, including a majority of independent trustees, considered and approved (in light of the Merger) CMA LLC as successor to Columbia Management and as portfolio manager to the Technology Portfolio. In approving the transfer of the portfolio management agreement, the board considered among other things that: (i) no changes were expected in the management of the portfolio; (ii) no changes were expected in the advisory or portfolio management fee schedules; (iii) no changes were expected in the management personnel or day-to-day operations of the portfolio as a result of the Merger; (iv) Pacific Life, the fund’s investment adviser, recommended the transfer.

The Salomon Brothers Asset Management Inc (Salomon Brothers) section is amended to add the following after the first paragraph:

Citigroup, Inc., the parent company of Salomon Brothers, sold substantially all of its worldwide asset management business (the Transaction) including the fund’s portfolio manager, Salomon Brothers, to Legg Mason, Inc. (Legg Mason).

The Transaction resulted in an assignment, effective December 1, 2005, under the Investment Company Act of 1940, of the current portfolio management agreement (Agreement), as amended, among and between Salomon Brothers, the fund, and Pacific Life. As a result, the Agreement was terminated after the Transaction was completed. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the Securities and Exchange Commission, Pacific Life and the fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life) without shareholder approval.

Accordingly, at a meeting held on September 12, 2005, the fund’s board, including a majority of independent trustees, considered and approved (in light of the Transaction) the continuation of Salomon Brothers as portfolio manager to the Large-Cap Value Portfolio and a new management agreement. In approving this continuation and new management agreement, the board considered among other things that: (i) no changes were expected in the management of the portfolio and the new management agreement; (ii) no changes were being made to the advisory or portfolio management fee schedules; (iii) no changes were expected in the management personnel of the portfolio as a result of the Transaction; and (iv) Pacific Life, the fund’s investment adviser, recommended the continuation.

The following information is added to the end of the ABOUT THE PORTFOLIO MANAGERS section:

Since 2003, numerous participants in the mutual fund industry have been subject to various inquiries and litigation, including, but not limited to, allegations that industry participants have engaged in or facilitated purchases of shares of mutual funds after the market close (late trading) or abusive frequent trading of fund shares for arbitrage purposes (market timing), and have used mutual fund brokerage resources to reward brokers for the sale of fund shares (directed brokerage). As discussed below, some of the managers have been the subject of formal actions or litigation relating to these matters. None of the proceedings or allegations discussed below relate to Pacific Life, Pacific Select Fund, or any series of Pacific Select Fund. This discussion is based on information provided or in use by each manager, and has not been independently verified by Pacific Life or the fund.

AIM is the manager of the Aggressive Growth and Financial Services Portfolios and for the Blue Chip Portfolio AIM is the manager until December 31, 2005. AIM is a wholly-owned subsidiary of AMVESCAP PLC. In October 2004, AMVESCAP announced that final settlements had been reached with the SEC and certain state regulators to resolve civil enforcement actions and investigations related to allegations of market timing activity and related issues in certain mutual funds in the AMVESCAP family. In addition to these matters, certain entities in the AMVESCAP family have received federal and state regulatory inquiries for information related to issues including, but not necessarily limited to, market timing, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, revenue

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sharing, directed brokerage arrangements, and investment in securities of other registered investment companies. Multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain entities in the AMVESCAP family relating to certain of these issues.

CMA LLC is the manager of the Technology Portfolio. In February 2005, CMA LLC announced settlement agreements with the SEC and the New York Attorney General related to allegations of market timing activity in certain mutual funds in the CMA LLC family. Multiple lawsuits, including class actions and shareholder derivative suits, have been filed against CMA LLC and certain of its affiliated entities related to issues including, but not necessarily limited to, market timing, excessive or improper advisory and/or distribution fees, failure to file class action claims, valuation of fund portfolio securities, and compensation paid to brokers who sell shares of mutual funds in the CMA LLC family.

Janus is the manager of the Growth LT and Focused 30 Portfolios. In April 2004, Janus announced agreements in principle with the SEC and certain state regulators related to allegations of market timing and late trading activity in certain mutual funds in the Janus family. In addition to these matters, Janus has received federal and state regulatory inquiries for information related to issues including, but not necessarily limited to, market timing, late trading, disclosure of portfolio holdings, trading by executives in Janus fund shares, revenue sharing, cash and non-cash compensation paid to brokers, trading by Janus investment personnel in portfolio securities owned by certain Janus funds, information provided to the boards of Janus funds in connection with the review and approval of management contracts related to such funds, and distribution and sales arrangements with respect to the Janus funds. Multiple lawsuits, including class actions and shareholder derivative suits, have been filed against Janus and certain of its affiliated entities relating to certain of these issues.

MFS is the manager of the Capital Opportunities and International Large-Cap Portfolios. In February 2004, MFS announced settlement agreements with the SEC and certain state regulators related to allegations of market timing activity in certain mutual funds in the MFS family. In March 2004, MFS announced a settlement agreement with the SEC related to allegations that MFS had preferred brokerage arrangements with certain broker-dealers based on their sales of mutual funds in the MFS family. Multiple lawsuits, including class actions, have been filed against MFS and certain of its affiliated entities containing allegations relating to market timing, late trading, directed brokerage, and excessive fees.

PIMCO is the manager of the Managed Bond and Inflation Managed Portfolios. PIMCO and certain of its affiliated entities are the subject of lawsuits, including class actions and derivative claims, alleging certain market timing activity and impermissible revenue sharing activity.

Oppenheimer is the manager of the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios. Class action and derivative lawsuits have been filed against Oppenheimer and certain of its affiliated companies alleging excessive fees for distribution and other services, improper use of Oppenheimer fund assets in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and related claims.

Putnam is the manager of the Equity Income Portfolio. In April 2004, Putnam announced a settlement agreement with the SEC and the Massachusetts Securities Division related to allegations of market timing activity by certain Putnam employees and fund shareholders in certain mutual funds in the Putnam family. These allegations have formed the basis for multiple lawsuits, including class actions, against Putnam and certain of its related entities. In March 2005, Putnam entered into a settlement with the SEC concerning Putnam’s disclosure of certain brokerage allocation practices that existed prior to 2004.

Based on information currently available to it, Pacific Life is not aware of any circumstances that would materially affect the ability of a manager to continue to provide to the Fund the services it has agreed to provide.

INFORMATION REGARDING REORGANIZATION OF PORTFOLIOS:

On November 14, 2005, the fund’s Board including a majority of the independent trustees, approved a plan of reorganization for the transfer of assets of the Financial Services Portfolio into the Large-Cap Value Portfolio and a plan of reorganization for the transfer of assets of the Aggressive Growth

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Portfolio into the Mid-Cap Growth Portfolio. These two separate plans of reorganization (each a Plan) provide for: (i) the transfer of all of the assets of the Financial Services and Aggressive Growth Portfolios (the Acquired Portfolios) into the Large-Cap Value and Mid-Cap Growth Portfolios respectively (the Surviving Portfolios), in exchange for shares of the respective Surviving Portfolios; (ii) assumption of all of the liabilities of the Acquired Portfolios by the respective Surviving Portfolios; and (iii) the distribution of the Surviving Portfolios’ shares to the shareholders of the Acquired Portfolios in complete liquidation of the Acquired Portfolios (together, the Reorganizations).

The Board has determined that the Reorganizations are advisable, that participation in the Reorganizations are in the best interest of the Acquired Portfolios’ shareholders and that the interests of the Acquired Portfolios’ shareholders will not be diluted as a result of the Reorganizations.

Each Plan requires approval by a majority of the outstanding shares of the respective Acquired Portfolios. A date will be chosen by an officer of the Fund (the Record Date), which will be the date used when determining the number of outstanding shares and the shareholders of record of the Acquired Portfolios (the Record Shareholders). Each Plan will be submitted to those Record Shareholders for their consideration at a meeting (the Shareholder Meeting). Prior to that Shareholder Meeting, Record Shareholders of the Acquired Portfolios will receive a proxy statement/prospectus and a proxy statement/statement of additional information, which will contain detailed information concerning the Reorganizations.

Reorganization of the Aggressive Growth Portfolio into the Mid-Cap Growth Portfolio

The investment goals of the Aggressive Growth and Mid-Cap Growth Portfolios are similar. Both portfolios seek long-term growth of capital and both are categorized as mid-cap growth funds by major mutual fund analytical firms. The Aggressive Growth Portfolio invests in equity securities of small and medium sized growth companies, and the Mid-Cap Growth Portfolio invests in equity securities of medium sized companies believed to have above average growth potential.

Reorganization of the Financial Services Portfolio into the Large-Cap Value Portfolio

The investment goals of the Financial Services and Large-Cap Value Portfolios are similar — both seek long-term growth of capital. However, the Financial Services Portfolio invests primarily in equity securities in the financial services sector, whereas, the Large-Cap Value Portfolio invests in equity securities in a variety of sectors and does not have a policy of concentration in any particular industry. As of September 30, 2005, the Financial Services Portfolio had invested approximately 98% of its assets in securities of the financial services sector, while the Large-Cap Value Portfolio had invested approximately 30% of its assets in securities of the financial services sector. Although the Large-Cap Value Portfolio does have significant holdings in securities of the financial services sector, the Reorganization will result in the Financial Services Portfolio shareholders moving from a sector portfolio with a high concentration of financial services sector securities into a more general equity portfolio. As a result, there would be an exposure to a broader array of industries after the Reorganization.

Transfers out of Acquired Portfolios

Shareholders of the Financial Services or the Aggressive Growth Portfolios who do not wish to be invested in the Large-Cap Value and Mid-Cap Growth Portfolios may transfer into another portfolio of the Fund. Shareholders will be allowed one transfer out of the Acquired Portfolios for 30 days prior to the date of Reorganization or one transfer out of the Surviving Portfolios for 30 days after the date of Reorganization without the exchange resulting in a transfer under the Fund’s policy with respect to limitations on transfers in addition to other transfers. If each Plan is approved by a majority of the outstanding shares of the respective Acquired Portfolios and certain conditions required by each Plan are satisfied, the Reorganizations are expected to be effective at the close of business on April 28, 2006, or on a later date as the parties may agree (the Closing Date). The Closing Date may be postponed if: (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Portfolios and/or Surviving Portfolios is closed to trading or otherwise restricted; or (ii) trading or the reporting of trading on the New York Stock Exchange or other primary trading market is disrupted and the fund’s Board believes the value of the net assets in either the

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Acquired Portfolios and/or Surviving Portfolios cannot be accurately appraised; or (iii) reasonably necessary to accommodate business needs.

If any of these events occur, the Closing Date will be postponed until the first business day after trading is fully resumed and reporting has been restored, or within a reasonable time thereafter. Provided the Reorganizations are approved, and once closed, all references to the Financial Services and Aggressive Growth Portfolios are deleted. No further notification regarding the completion of the Reorganizations will be sent unless the Reorganizations do not occur.

The following comparable account presentation is added to the PERFORMANCE OF COMPARABLE ACCOUNTS section:

LOOMIS, SAYLES & COMPANY, L.P.

The chart below does not show you the performance of the Large-Cap Growth Portfolio — it shows the performance of a similar account managed by Loomis Sayles.

This chart shows the historical performance of the Class A shares of the Loomis Sayles Growth Fund managed by Loomis Sayles. For all periods presented in the chart, the performance reflects the deduction of the expenses of the Class A shares. The comparable mutual fund presented in the chart has investment objectives, policies and strategies that are substantially similar to those of the Large-Cap Growth Portfolio.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Large-Cap Growth Portfolio has performed or will perform. Total returns represent past performance of the Class A shares of the comparable mutual fund and not the Large-Cap Growth Portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Annual total returns/Average annual total returns for the periods ending December 31, 2004

	Comparable	Russell 1000	S&P 500
	Mutual Fund	Growth Index	Index
Year/Period	(%) [1]	(%) [2]	(%) [3]

1/1/05-9/30/05 (not annualized)	5.79	2.22	2.77
2004	15.62	6.30	10.87
2003	32.17	29.75	28.67
2002	(23.09)	(27.88)	(22.09)
2001	(24.76)	(20.42)	(11.88)
2000	(16.22)	(22.42)	(9.11)
1999	42.18	33.16	21.04
1998	12.58	38.71	28.58
1997	24.21	30.49	33.36
1996	19.94	23.12	22.96
1995	30.82	37.19	37.58

1 year	15.62	6.30	10.87
5 years	(5.82)	(9.29)	(2.30)
10 years	8.74	9.59	12.07

[1]	This column shows performance (calculated in accordance with SEC standards) of the Loomis Sayles Growth Fund after the Class A advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Large-Cap Growth Portfolio will pay. The Large-Cap Growth Portfolio’s fees and expenses may be higher than those reflected for the comparable fund, which would reduce performance. The chart reflects returns of the Institutional Class shares from January 1, 1995 to December 31, 1996, of the Retail Class shares from December 31, 1996 to September 12, 2003 (which converted from the Institutional Class shares on December 31, 1996) and of the Class A shares from September 12, 2003 to September 30, 2005 (which converted from the Retail Class shares on September 12, 2003).

[2]	The Russell 1000 Growth Index is an index of large companies that have high price-to-book ratios and forecasted growth values. Results include reinvested dividends.

[3]	The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

9

Supplement dated December 12, 2005 to the

Statement of Additional Information for the Pacific Select Fund (“Fund”)
dated May 1, 2005

      This supplement revises the Fund’s Statement of Additional Information (“SAI”) and restates information contained in the September 1, 2005 and October 1, 2005 supplements. The changes within this supplement are currently in effect unless otherwise noted. This supplement must be preceded or accompanied by the Pacific Select Fund SAI dated May 1, 2005. Remember to review the SAI for other important information.

      The “Blue Chip Portfolio” has been renamed the “Large-Cap Growth Portfolio”. Accordingly, all references in the current SAI to the “Blue Chip Portfolio” are now references to the “Large-Cap Growth Portfolio” effective January 1, 2006.

      “Columbia Management Advisors, Inc.” was renamed “Columbia Management Advisors, LLC”. Accordingly, all references in the current SAI to “Columbia Management Advisors, Inc.” are now references to “Columbia Management Advisors, LLC”.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

      Effective January 1, 2006, the Blue Chip Portfolio subsection is moved to follow the International Value Portfolio subsection and equity and/ or debt real estate investment trusts are added after commercial paper in the first sentence of the first paragraph. Also, the following sentence is added to the second paragraph: The portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the portfolio’s assets.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following changes are made:

      Under the subsection Options, the sixth paragraph in the Purchasing and Writing Options on Securities sub-subsection is replaced with the following:

      A Portfolio may write call options and put options only if they are “covered” or if sufficient liquid assets have been segregated to allow the Portfolio to acquire the security without additional cash consideration (“secured”). Call Options. A call option written (sold) by the Portfolio is covered if the Portfolio owns the security underlying the call option or if the Portfolio holds a call option on the same security if the exercise price of the call option held (i) is equal to or less than the exercise price of the call option written or (ii) is greater than the exercise price of the call option written, if the difference is maintained by the Portfolio in segregated cash, U.S. government securities or liquid securities marked-to-market daily. The call option is also covered if the Portfolio maintains segregated cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the market value of the underlying security. Put Options. A put option written (sold) by the Portfolio is covered if the Portfolio sells short the security underlying the put option at a price equal to or greater than the exercise price, or holds a put option on the same underlying security with an exercise price equal to or greater than the exercise price of the put option written by the Portfolio. The put option is also covered if the Portfolio maintains segregated cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the exercise price of the written put option.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

      Under the subsection Management Information, the following is added after the information on Thomas C. Sutton unless otherwise noted:

			Number
			of Portfolios
			in Fund
	Position(s) with the Fund	Principal Occupation(s) During Past 5 Years	Complex
Name and Age	and Length of Time Served*	(and certain additional occupation information)	Overseen**

James T. Morris Year of birth 1960	President since 11/14/05	President of Pacific Funds (11/05 to present); Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (4/96 to 1/02), Vice President (4/90 to 4/96) of Pacific Life Insurance Company; Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (8/99 to 1/02) of Pacific Life & Annuity Company; and Executive Vice President and Chief Insurance Officer (7/05 to present) of Pacific Mutual Holding Company and Pacific LifeCorp.	55

Eddie Tung Year of birth 1957	Assistant Vice President and Assistant Treasurer since 11/14/05	Assistant Vice President (4/03 to present) and Director (4/00 to 4/03) of Pacific Life; Vice President and Assistant Treasurer of Pacific Funds (11/05 to present).	55

      Glenn S. Schafer resigned as President and Trustee of the Fund, effective September 30, 2005; accordingly, all information relating to Mr. Schafer is deleted. Diane N. Ledger resigned as Vice President and Assistant Secretary of the Fund, effective November 15, 2005, accordingly, all information relating to Ms. Ledger is deleted.

Information on Frederick L. Blackmon and Nooruddin (Rudy) S. Veerjee is replaced with the following:

Independent Trustees

			Number
			of Portfolios
		Current Directorship(s) Held and	in Fund
	Position with the Fund	Principal Occupation(s) During Past 5 Years	Complex
Name and Age	and Length of Time Served*	(and certain additional occupation information)	Overseen**

Frederick L. Blackmon Year of birth 1952	Trustee since 1/01/05	Trustee of Pacific Funds; Director, Trustmark Insurance Company; Former Executive Vice President (EVP) and Chief Financial Officer (CFO) of Zurich Life (1995 to 2003) and has been retired since that time; EVP and CFO of Alexander Hamilton Life Insurance Company (Subsidiary of Household International) (1989 to 1995); Former member, Board of Regents, Eastern Michigan University; and Former member, Board of Governors, of Cranbrook Schools.	55
Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 1/01/05	Trustee of Pacific Funds; Former President of Transamerica Insurance & Investment Group (1998-2000) and has been retired since that time; Former President of Transamerica Asset Management (1994-1997); Former Chairman and Chief Executive Officer (1995-2000) of Transamerica Premier Funds (Mutual Fund); Former Director of various Transamerica Life companies (1994-2000).	55
Gale K. Caruso Year of birth 1957	Trustee since 1/01/06	Former President and CEO of Zurich Life (1999 to 2003) and has been retired since that time; Former Chairman, President and CEO of Scudder Canada Investor Services, Ltd.; Member of the Board of Directors of LandAmerica Financial Group, Inc.; Member of the Advisory Council of the Trust for Public Land in Maine; Member of Advisory Board for The Journal of Risk Management.	55

**	The “Fund Complex” consists of Pacific Select Fund (34 portfolios) and Pacific Funds (21 funds).

      Cecilia H. Herbert resigned as a Trustee of the Fund, effective June 30, 2005; accordingly, all information relating to Ms. Herbert is deleted. Alan Richards, Richard L. Nelson, Lyman W. Porter resigned as Trustees of the Fund, effective December 31, 2005; accordingly, all information relating to Messrs. Richards, Nelson and Porter is deleted.

      Under the subsection Board of Trustees — Committees, the last sentence of the paragraph regarding the Valuation Committee is replaced with the following:

The Valuation Committee met 1 time during the year ended December 31, 2004.

      The subsection Board of Trustees — Deferred Compensation Agreements is replaced with the following:

      Deferred Compensation Agreements. Pursuant to the Deferred Compensation Agreement, a trustee has the option to elect to defer receipt of up to 100% of his or her annual compensation payable by the Fund or any other entity considered a “single employer” under the Internal Revenue Code, and such amount is placed into a deferral account. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the Deferred Compensation Agreement. A trustee who defers compensation has the option to select credit rate options that track the performance of Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of a trustee’s deferral account will cause the expenses of the Fund to increase or decrease due to market fluctuations. Distributions from the trustees’ deferral accounts will be paid in a cash lump sum in January or, if a participant so elects, in up to 10 annual installments commencing in January on the earlier of either: (i) a specified date within the ten year period commencing one year after the last day of the year for which the compensation was deferred; (ii) the year immediately following the year during which the trustee ceases to be a trustee of the Fund. If a trustee dies before his or her account is paid, the account will be paid in a lump sum within a reasonable time following notice of the trustee’s death. Effective January 1, 2005, the Deferred Compensation Agreement was frozen to permit no further deferrals. A new Deferred Compensation Agreement was adopted to comply with section 409A of the Code. The new Deferred Compensation Agreement is substantially similar to the old Deferred Compensation Agreement, but provides that a trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. In addition, the new Agreement provides that a trustee may only elect to further defer amounts in a deferral account (whether or not established under the old or new Deferred Compensation Agreement) if: (i) such election is made more than 12 months prior to the date such account would otherwise be paid, and (ii) the revised date of payment selected is no earlier than five years after the date such account would otherwise have been paid.

      The following changes are made to the subsection Board of Trustees – Beneficial Interest of Trustees:

      The following replaces the first footnote:

      1 This chart reflects information as of December 31, 2004 and thus excludes Frederick L. Blackmon and Nooruddin “Rudy” S. Veerjee who became Independent Trustees effective January 1, 2005, and Gale K. Caruso who became an Independent Trustee effective January 1, 2006.

      The following is added to the end of the subsection:

      SEC rules require disclosure of information not already provided in the table above on the ownership of certain interests in securities of an investment adviser or principal underwriter of the Fund by each Trustee who is not an interested person of the Fund and their immediate family members. The only reportable information with respect to the Fund relates to Frederick L. Blackmon. Mr. Blackmon serves as an Independent Trustee of the Fund.

      Mr. Blackmon has held approximately $27,137 of B of A corporate bonds since at least January 1, 2005, the commencement of his tenure as Trustee. Once Mr. Blackmon realized that B of A was a publicly held company affiliated with the Fund, he sold the entire position in B of A bonds on September 15, 2005.

      Mr. Blackmon is not an “interested person,” as that term is defined in the Investment Company Act of 1940, of Pacific Life, the Investment Adviser to the Fund. As a result of holding the above-noted position, Mr. Blackmon may have been an “interested person” of Columbia Management Advisors, Inc., portfolio manager to the Technology Portfolio and an indirect wholly-owned subsidiary of B of A, during the applicable time periods referenced above. Therefore, Mr. Blackmon may have been an “interested person” of the Technology Portfolio and the Fund during such period.

      Under the subsection Compensation, the following replaces the first footnote:

      1 The information in this chart is as of December 31, 2004 and thus excludes Frederick L. Blackmon and Nooruddin “Rudy” S. Veerjee, who became Independent Trustees effective January 1, 2005, and Gale K. Caruso who became an Independent Trustee effective January 1, 2006.

      Under the subsection Investment Adviser, the first three sentences of the third paragraph are replaced with the following:

      Pacific Life was established on January 2, 1868 under the name, “Pacific Mutual Life Insurance Company of California”. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 2, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of PacificLifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

      Under the subsection Portfolio Management Agreements, the following changes are made:

      The following section replaces the disclosure and the fee tables with respect to A I M Capital Management, Inc., effective January 1, 2006:

      Pursuant to a Portfolio Management Agreement, as amended, among the Fund, the Adviser, and A I M Capital Management, Inc. (“AIM”), 11 Greenway Plaza, Suite 100, Houston, TX 77046, AIM is the Portfolio Manager and provides investment advisory services to the Aggressive Growth and Financial Services Portfolios. Effective May 1, 2005, for the services provided, Pacific Life pays a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth and Financial Services Portfolios according to the following schedules:

Aggressive Growth Portfolio

Rate (%)	Break Point (assets)

.50%	On first $50 million
.45%	On next $50 million
.40%	On excess

Financial Services Portfolio

Rate (%)	Break Point (assets)

.50%	On first $100 million
.475%	On next $150 million
.45%	On next $250 million
.425%	On excess

      For the services provided for the period of May 1, 2003 through April 30, 2005, for the Aggressive Growth Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth Portfolio according to the following schedule:

Aggressive Growth Portfolio

Rate (%)	Break Point (assets)

.55%	On first $50 million
.50%	On next $50 million
.45%	On excess

      For the services provided for the period of January 2, 2001 through April 30, 2003, for the Aggressive Growth Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth Portfolio according to the following schedule:

Aggressive Growth Portfolio

Rate (%)	Break Point (assets)

.60%	On first $500 million
.55%	On excess

      The following disclosure is added after the section on Lazard Asset Management LLC, effective January 1, 2006:

      Pursuant to a Portfolio Management Agreement among the Fund, the Adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, MA 02111, Loomis Sayles is the Portfolio Manager and provides investment advisory services to the Large-Cap Growth Portfolio (formerly the Blue Chip Portfolio). Effective January 1, 2006, for the services provided, Pacific Life pays a monthly fee to Loomis Sayles based on an annual percentage of the average daily net assets of the Large-Cap Growth Portfolio according to the following schedule:

Large-Cap Growth Portfolio

Rate (%)	Break Point (assets)

.45%	On first $25 million
.40%	On next $225 million
.30%	On next $1,750 million
.25%	On excess

      Effective January 1, 2006, when determining the break point rates, the combined average daily net assets of the Large-Cap Growth Portfolio and the PF Loomis Sayles Large-Cap Growth Fund of Pacific Funds are aggregated.

      For the services provided for the period of May 1, 2005 through December 31, 2005, for the Blue Chip Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Blue Chip Portfolio according to the following schedule:

Blue Chip Portfolio

Rate (%)	Break Point (assets)

.45%	On first $25 million
.40%	On next $125 million
.35%	On next $850 million
.30%	On next $1 billion
.25%	On excess

      For the services provided for the period of May 1, 2003 through April 30, 2005, for the Blue Chip Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Blue Chip Portfolio according to the following schedule:

Blue Chip Portfolio

Rate (%)	Break Point (assets)

.50%	On first $250 million
.45%	On next $250 million
.40%	On excess

      For the services provided for the period of January 2, 2001 through April 30, 2003, for the Blue Chip Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Blue Chip Portfolio according to the following schedule:

Blue Chip Portfolio

Rate (%)	Break Point (assets)

.55%	On first $500 million
.50%	On excess

      Loomis Sayles, organized in 1926, is one of the country’s oldest investment management firms with approximately $70.4 billion in assets under management as of October 31, 2005. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America (“IXIS”) owns the entire limited partnership interest in Loomis Sayles. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

      IXIS is part of IXIS Asset Management Group (“IXIS Group”), an international asset management group based in Paris, France. IXIS Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Dépôts et Consignations (“CDC”), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d’Epargne; and by CNP Assurances, a large French life insurance company. The 15 principal subsidiary or affiliated asset management firms of IXIS Group, collectively had approximately $507 billion in assets under management or administration as of October 31, 2005.

      The statement below is added after the first fee table with respect to MFS Investment Management and the International Large-Cap Portfolio:

      When determining the break point rates, the combined average daily net assets of the International Large-Cap Portfolio and the PF MFS International Large-Cap Fund of Pacific Funds are aggregated.

      The statement below is added after the fee table with respect to Neuberger Berman Management Inc. and the Fasciano Small Equity Portfolio:

      Effective October 1, 2005, when determining the break point rates, the combined average daily net assets of the Fasciano Small Equity Portfolio and the PF NB Fasciano Small Equity Fund of Pacific Funds are aggregated.

      The disclosure below replaces the last two sentences of the paragraph after the fee table with respect to Salomon Brothers Asset Management Inc and the Large-Cap Value Portfolio:

      SaBAM is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). Legg Mason serves a wide variety of clients including institutional and individual investors around the world in specialized disciplines among its three divisions: institutional, mutual funds/managed services and wealth management.

      Under the subsection Additional Information About the Portfolio Managers — Compensation Structures and Methods, the following changes are made:

      The disclosure below Capital Guardian Trust Company (“CGTC”) (Diversified Research and Equity Portfolios) is replaced with the following:

      CGTC uses a system of multiple portfolio managers in managing each portfolio’s assets. (In addition, CGTC’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage). Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization, and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks.

      For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts.

      For the Diversified Research Portfolio the benchmarks used to measure the performance of the Research Portfolio coordinator include the S&P 500 Index and a customized Growth and Income index based on the Lipper Growth and Income Index. CGTC also separately compensates analysts for the quality of their research efforts.

      For the Equity Portfolio the benchmarks used to measure performance of the portfolio managers include the Russell 1000 Growth Index and a customized Growth index based on the Lipper Growth Funds Index.

      The following disclosure is added after the section on Lazard Asset Management LLC (Mid-Cap Value and International Value Portfolios), effective January 1, 2006:

Loomis, Sayles & Company, L.P.

(Large-Cap Growth Portfolio)

      Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for our clients. Portfolio manager compensation is made up primarily of two components — base salary and variable compensation. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary. Variable compensation is based on four factors — investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 70% of the total for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually and may decrease or eliminate their contribution to variable compensation.

      Equity managers. Investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style. A manager’s performance relative to the peer group for the 1-, 3- and 5-year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark used for the investment style utilized for the Portfolio is the Russell 1000 Growth Index.

      Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

      General. Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

      Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.

      Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

      Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

      Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

      Under the subsection Additional Information About the Portfolio Managers — Other Accounts Managed, the following changes are made:

      All information related to Monika H. Degan, Jay K. Rushin, Trent E. Nevills and Simon Lee is deleted.

The following changes are made to the first table, as of October 31, 2005 unless otherwise noted:

			Other Pooled
	Registered Investment Companies		Investment Vehicles		Other Accounts

		Total Assets		Total Assets		Total Assets
Portfolio and	Number of	in the	Number of	in the	Number of	in the
Portfolio Managers	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts

The following information is added to the section on the Aggressive Growth Portfolio:

Kirk L. Anderson	15	$12,624,806,074	1	$63,718,189	None	N/A
James G. Birdsall	13	$12,562,833,754	1	$63,718,189	None	N/A
Lanny H. Sachnowitz	14	$18,428,007,164	1	$63,718,189	None	N/A
The following information replaces the section on the Diversified Research Portfolio:

Alan J. Wilson	10	$5,542,332,998	8	$2,013,424,903	95	$25,335,855,656
The following information on Eric H. Stern and Alan J. Wilson is added to the section on the Equity Portfolio:

Eric H. Stern	8	$4,256,873,528	6	$1,616,105,877	840	$19,384,138,011
Alan J. Wilson	10	$6,324,393,498	8	$2,013,424,903	95	$25,335,855,656
The following information is added to the section on the Mid-Cap Value Portfolio:
Robert A. Failla	6	$3,094,726,279	2	$53,545,136	90	$1,115,191,158

The following information is added to the section on the International Value Portfolio:
Michael G. Fry	11	$4,271,537,139	3	$126,844,058	1,212	$20,191,383,579

The following information is added below the section on the International Value Portfolio:

Large-Cap Growth
Mark B. Baribeau	9	$1,236,646,994	3	$1,299,403,683	146	$4,493,955,146
Pamela N. Czekanski	8	$1,204,527,751	3	$1,299,403,683	135	$4,527,697,708
Richard D. Skaggs	8	$1,204,527,751	3	$1,299,403,683	107	$4,413,726,146
The following information is added to the section on the Capital Opportunities Portfolio, as of December 6, 2005:
Jeffrey C. Constantino	4	$2,209,452,623	None	N/A	None	N/A
Gregory W. Locraft, Jr.	4	$2,209,452,623	None	N/A	None	N/A

The following information is added to the section on the High Yield Bond Portfolio:

Lori A. Johnstone	None	N/A	None	N/A	None	N/A

The following changes are made to the second table, as of October 31, 2005:

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts

		Total Assets		Total Assets		Total Assets
Portfolio and	Number of	in the	Number of	in the	Number of	in the
Portfolio Managers	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts

The following information on Eric H. Stern is added to the section on the Equity Portfolio and the information on Alan J. Wilson replaces the information in the section on the Diversified Research Portfolio and is added to the section on the Equity Portfolio:
Eric H. Stern	None	N/A	None	N/A	3	$2,692,577,840
Alan J. Wilson	None	N/A	None	N/A	6	$3,351,490,084

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts

		Total Assets		Total Assets		Total Assets
Portfolio and	Number of	in the	Number of	in the	Number of	in the
Portfolio Managers	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts

The following information is added below the section on the Concentrated Growth Portfolio:
Large-Cap Growth
Mark B. Baribeau	None	N/A	1	$133,982,004	None	N/A
Pamela N. Czekanski	None	N/A	1	$133,982,004	None	N/A
Richard D. Skaggs	None	N/A	1	$133,982,004	None	N/A

      Under the subsection Additional Information About the Portfolio Managers — Material Conflicts of Interest, the following changes are made:

      The disclosure below Capital Guardian Trust Company (Diversified Research and Equity Portfolios) is replaced with the following:

      CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

      The following disclosure is added after the section on Lazard Asset Management LLC (Mid-Cap Value and International Value Portfolios), effective January 1, 2006:

Loomis, Sayles & Company, L.P.

(Large-Cap Growth Portfolio)

      The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

      Under the subsection Exchanges Among the Portfolios, the following is added:

      The Fund has a policy with respect to limitations on transfers. Please refer to the Fund Prospectus for more information on the policy.

Under PORTFOLIO TRANSACTIONS AND BROKERAGE, the following changes are made:

      Under the subsection Disclosure of Portfolio Holdings, the following disclosure replaces the entire subsection:

      It is the policy of the Fund and its service providers to protect the confidentiality of portfolio holdings and to limit the selective disclosure of non-public information about the Fund’s portfolio holdings. The Fund and each of its service providers must adhere to the Fund’s policies and procedures on disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies are meant to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interest of Fund shareholders and the interests of the Fund’s investment adviser, Distributor, or affiliated persons of the Fund, investment adviser, or Distributor. To do so, the Disclosure Policies provide that no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party (other than those service providers who generally need access to such information in the performance of their contractual duties and responsibilities to the Fund, who are all subject to duties of confidentiality, including a duty to not trade on non-public information, imposed by law/or contract) except as provided for in the Disclosure Policies. Unless required by law, for an unaffiliated third party to receive any non-public Fund holdings information, such party would be required to sign a written confidentiality agreement, which includes a duty not to trade on non-public information. As a general rule, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided in the Disclosure Policies. There are no specific individuals or categories of individuals who authorize release of a portfolio’s holdings to service providers.

      The Fund, or its duly authorized service providers, may publicly disclose the holdings of all portfolios periodically on its website or in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (“SEC”). The Fund, or its duly authorized service providers, may disclose such publicly available portfolio holdings information to analysts, ratings agencies, or other parties the day after it has been posted to the website. Information that is filed with the SEC may be made available immediately after filing.

      Presently, the Fund’s unaudited portfolio holdings information can be found on its website. Month-end portfolio holdings for portfolios are generally posted approximately three to five business days following month-end. There may be an additional delay for certain portfolios, as indicated on the website. Holdings information will remain available on the website until the next period’s information is posted. This information can be found at www.PacificLife.com, within the Annuities and Life Insurance prospectus sections, within each individual prospectus section, under “Additional Pacific Select Fund Information.” Presently, the month-end portfolio holdings information posted on the website is sent electronically to certain analytical firms the day after it is posted.

      Prior to public disclosure of portfolio holdings, the portfolio holdings are provided or otherwise available to service providers of the Fund, which currently are the Fund’s custodian, fund accountants, pricing service, execution analyzing service, investment adviser, and portfolio managers, in connection with the provision of services to the Fund. Each of these service providers (i) has entered into an agreement with the Fund to maintain Fund information as confidential (which would include portfolio holdings information); (ii) must adhere to the Fund’s Disclosure Policies; and (iii) has legal obligations to maintain Fund information as confidential as well as to not trade on non-public information. Nonetheless, the Fund is in the process of confirming that its agreements with each service provider specifically provides for an affirmative obligation that the service provider, its agents (which would include service providers of the Fund’s service providers), and its employees will not trade on the Fund’s non-public holdings information. The Fund will take steps to amend such agreements as necessary. The Fund’s holdings are also disclosed to the Fund’s legal counsel and independent registered public accountants, as well as Independent Trustees’ legal counsel, each of which has an ethical and/or legal obligation to keep the holdings confidential, as well as to not trade on such non-public information.

      If the Fund, or its duly authorized service providers, seeks to disclose portfolio holdings to analysts, rating agencies, or other parties (i.e., service providers of the Fund’s service providers) prior to the time such information is made public, such disclosure would be conditioned on the recipient agreeing in writing to treat such portfolio holdings as confidential.

      The Fund currently relies on the contractual and/or legal/ethical obligations of Fund service providers to maintain confidentiality of portfolio holdings information, and currently does not independently monitor the use of such information by service providers. To the extent the Fund relies upon legal and/or ethical obligations to maintain confidentiality, including the duty to not trade on non-public information, as opposed to a contractual obligation, there is a risk that such obligations may be more difficult to enforce and the parties subject to such obligations may interpret them differently. The Fund is seeking to initiate a process whereby Fund service providers in possession of non-public portfolio holdings information regarding the Fund may be asked to provide written confirmation as to compliance with the Fund’s portfolio holdings confidentiality policy. There is no assurance that such process will be fully implemented or that such system will be effective if implemented.

      No compensation is received by the Fund or Pacific Life in connection with the disclosure of portfolio holdings information.

      Notwithstanding anything in the Disclosure Policies to the contrary, the Fund’s Board of Trustees or its Chief Compliance Officer (“CCO”) may, on a case-by-case basis, authorize disclosure of the Fund’s portfolio securities, provided that, in their judgment, such disclosure is not inconsistent with the best interests of shareholders and, unless otherwise required by law, subject to the confidentiality requirements set forth in the Disclosure Policies. Each may also impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.

      The Fund’s CCO receives reports of violations of the Disclosure Policies by the Fund and Pacific Life. If such a report is received, and if the CCO, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he or she will report it to the Fund’s Board of Trustees, as required by Rule 38a-1.

Under OTHER INFORMATION, the following changes are made:

      Under the subsection Proxy Voting Policies and Procedures, the following changes are made:

      The disclosure below replaces paragraph D. Conflicts of Interest, of the proxy voting policies and procedures for Lazard Asset Management LLC:

      Lazard’s Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard generally defers to the recommendation provided by an independent source, Institutional Shareholder Services (“ISS”). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS’s thorough analysis and recommendation designed to further long-term shareholder value. However, Lazard will only defer to ISS’s recommendation after having received a written representation by ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

      The following disclosure is added after the section on Lazard Asset Management LLC (Mid-Cap Value and International Value Portfolios), effective January 1, 2006:

Loomis, Sayles & Company, L.P.

(Large-Cap Growth Portfolio)

      Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles’ Procedures and the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

      All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

      The specific responsibilities of the Proxy Committee, include, (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

      Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

      The following disclosure replaces the proxy voting policies and procedures for OppenheimerFunds, Inc.:

OppenheimerFunds, Inc.

(Multi-Strategy, Main Street Core and Emerging Markets Portfolios)

      These Portfolio Proxy Voting Policies and Procedures, which include the attached “OppenheimerFunds Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI (“Fund(s)”).

A.     Funds for which OFI has Proxy Voting Responsibility

      OFI Funds. Each Board of Directors/ Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

      Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

      Tremont Funds (Funds-of-Hedge Funds) Certain OFI Funds are structured as funds-of-hedge funds (the “Tremont Funds”) and invest their assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

      The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds’ interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.     Proxy Voting Committee

      OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

      The Committee shall adopt a written charter that outlines its responsibilities and any amendments to the charter shall be provided to the Boards at the Boards’ next regularly scheduled meetings.

      The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

      The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

C.     Administration and Voting of Portfolio Proxies

          1.     Fiduciary Duty and Objective

      As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

      In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

          2.     Proxy Voting Agent

      On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

      In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

          3.     Material Conflicts of Interest

      OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	an officer of OFI serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFI;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

      OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

•	If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•	If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•	If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

          4.     Certain Foreign Securities

      Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

          5.     Securities Lending Programs

      The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

      If a Fund participates in a securities lending program, OFI will attempt to recall the recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

          6.     Shares of Registered Investment Companies (Fund of Funds)

      Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D.     Fund Board Reports and Recordkeeping

      OFI will prepare periodic reports for submission to the Board describing:

•	any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

      In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

      OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	Records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.     Amendments to these Procedures

      In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.     Proxy Voting Guidelines

      The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

APPENDIX A

Oppenheimer Funds Portfolio Proxy Voting Guidelines

1.   OPERATIONAL ITEMS

      1.1 Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

      1.2 Amend Minor Bylaws.

•	Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

      1.3 Change Company Name.

•	Vote WITH Management

      1.4 Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

      1.5 Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

          AUDITORS

      1.6 Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent.

•	Fees for non-audit services are excessive.

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote AGAINST shareholder proposals asking for audit firm rotation.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0 THE BOARD OF DIRECTORS

      2.1 Voting on Director Nominees

•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

•	Composition of the board and key board committees

•	Attendance at board meetings

•	Corporate governance provisions and takeover activity

•	Long-term company performance relative to a market index

•	Directors’ investment in the company

•	Whether the chairman is also serving as CEO

•	Whether a retired CEO sits on the board

•	WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

•	Attend less than 75% of the board and committee meetings without a valid excuse.

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares.

•	Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

•	Are audit committee members; and the non-audit fees paid to the auditor are excessive.

•	Enacted egregious corporate governance policies or failed to replace management as appropriate.

•	Are inside directors or affiliated outside directors; and the full board is less than majority independent.

•	Are CEOs of publicly-traded companies who serve on more than three public boards, i.e., more than two public boards other than their own board

•	Sit on more than six public company boards.

•	Additionally, the following should result in votes being WITHHELD (except from new nominees):

•	If the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.

•	If the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting,

and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

      2.2 Board Size

•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.

•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

      2.3 Classification/ Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

      2.4 Cumulative Voting

•	Vote FOR proposal to eliminate cumulative voting.

      2.5 Require Majority Vote for Approval of Directors

•	Vote AGAINST proposal to require majority vote approval for election of directors

      2.6   Director and Officer Indemnification and Liability Protection

•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

•	Vote FOR proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•	Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

      2.7 Establish/ Amend Nominee Qualifications

•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

      2.8 Filling Vacancies/ Removal of Directors.

•	Vote AGAINST proposals that provide that directors may be removed only for cause.

•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

      2.9 Independent Chairman (Separate Chairman/CEO)

•	Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

•	Two-thirds independent board

•	All-independent key committees

•	Established governance guidelines

•	The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

      2.10  Majority of Independent Directors/ Establishment of Committees

•	Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

      2.11 Open Access

•	Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC’s proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)

      2.12 Stock Ownership Requirements

•	Vote WITH Management on shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote WITH Management on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/ retention ratio already in place and the actual ownership level of executives.

      2.13 Age or Term Limits

•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0 PROXY CONTESTS

      3.1 Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:

•	Long-term financial performance of the target company relative to its industry

•	Management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•	Stock ownership position

      3.2 Reimbursing Proxy Solicitation Expenses

•	Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

      3.3 Confidential Voting

•	Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

•	If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0 ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

      4.1   Advance Notice Requirements for Shareholder Proposals/ Nominations.

•	Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

      4.2 Amend Bylaws without Shareholder Consent

•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

      4.3 Poison Pills

•	Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

•	Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

      4.4 Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

      4.5 Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

      4.6 Establish Shareholder Advisory Committee

•	Vote WITH Management

      4.7 Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.

5.0 MERGERS AND CORPORATE RESTRUCTURINGS

      5.1 Appraisal Rights

•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

      5.2 Asset Purchases

•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Non-completion risk

      5.3 Asset Sales

•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

•	Impact on the balance sheet/ working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest

      5.4 Bundled Proposals

•	Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

      5.5 Conversion of Securities

•	Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

5.6	Corporate Reorganization/Debt Restructuring/ Prepackaged Bankruptcy Plans/ Reverse Leveraged Buyouts/Wrap Plans

•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

•	Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

      5.7 Formation of Holding Company

•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.

•	Adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs and Minority Squeezeouts)

•	Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:

•	Offer price/ premium

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interests

•	Other alternatives/ offers considered

•	Non-completion risk

      5.9 Joint Venture

•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/ business contributed

•	Percentage of ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk

      5.10 Liquidations

•	Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

      5.11  Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price (premium or discount)

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest

      5.12 Private Placements/ Warrants/Convertible Debenture

•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

      5.13 Spinoffs

•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure

      5.14 Value Maximization Proposals

•	Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control

•	Review CASE-BY-CASE, with consideration give to ISS “transfer-of-wealth” analysis. (See section 8.2)

6.0 STATE OF INCORPORATION

      6.1 Control Share Acquisition Provisions

•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

•	Vote FOR proposals to restore voting rights to the control shares.

      6.2 Control Share Cashout Provisions

•	Vote FOR proposals to opt out of control share cashout statutes.

      6.3 Disgorgement Provisions

•	Vote FOR proposals to opt out of state disgorgement provisions.

      6.4 Fair Price Provisions

•	Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

      6.5 Freezeout Provisions

•	Vote FOR proposals to opt out of state freezeout provisions.

      6.6 Greenmail

•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

      6.7 Reincorporation Proposals

•	Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

      6.8 Stakeholder Provisions

•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

      6.9 State Anti-takeover Statutes

•	Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0 CAPITAL STRUCTURE

      7.1 Adjustments to Par Value of Common Stock

•	Vote FOR management proposals to reduce the par value of common stock.

      7.2 Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•	Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

      7.3 Dual-Class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

      7.4 Issue Stock for Use with Rights Plan

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

      7.5 Preemptive Rights

•	Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

      7.6 Preferred Stock

•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.

•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•	Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

•	Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

      7.7 Pledge of Assets for Debt (Generally Foreign Issuers)

•	OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

             In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

      7.8 Recapitalization

•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:

•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered

      7.9 Reverse Stock Splits

•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.

•	Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

      7.10 Share Purchase Programs

•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

      7.11 Stock Distributions: Splits and Dividends

•	Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

      7.12 Tracking Stock

•	Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

      8.1 Equity-based Compensation Plans

•	Vote compensation proposals on a CASE-BY-CASE basis.

•	In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one-and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

      8.2 Director Compensation

             Examine compensation proposals on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

      8.3 Bonus for Retiring Director

•	Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

      8.4 Cash Bonus Plan

•	Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

      8.5 Stock Plans in Lieu of Cash

•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

             In casting its vote, OFI reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

•	Vote FOR plans which do not

      8.6 Director Retirement Plans

•	Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.

•	Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

      8.7 Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

      8.8 Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Votes FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85% of fair market value

•	Offering period is 27 months or less

•	The number of shares allocated to the plan is 10% or less of the outstanding shares

•	Votes AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is at least 85% of fair market value

•	Offering period is greater than 27 months

•	The number of shares allocated to the plan is more than 10% of the outstanding shares

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

•	Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

•	Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•	Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

      8.10 Employee Stock Ownership Plans (ESOPs)

•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

      8.11  Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

•	Vote WITH MANAGEMENT

      8.12 401(k) Employee Benefit Plans

•	Vote FOR proposals to implement a 401(k) savings plan for employees.

      8.13  Shareholder Proposals Regarding Executive and Director Pay

•	Vote WITH MANAGEMENT on shareholder proposals seeking additional disclosure of executive and director pay information.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

•	Vote WITH MANAGEMENT on shareholder proposals to put option repricings to a shareholder vote.

•	Vote WITH MANAGEMENT for all other shareholder proposals regarding executive and director pay.

      8.14 Performance-Based Stock Options

•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

      8.15 Golden Parachutes and Executive Severance Agreements

•	Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control management

•	The amount should not exceed three times base salary plus guaranteed benefits

      8.16 Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/ compensation.

      8.17 Supplemental Executive Retirement Plans (SERPs)

•	Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

SOCIAL AND ENVIRONMENTAL ISSUES

      In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.

      The following disclosure is added to the third paragraph of the proxy voting policies and procedures for Salomon Brothers Asset Management Inc:

A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

PACIFIC SELECT FUND

Part C: OTHER INFORMATION

     Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust[2]

(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[4]

(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[4]

(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[5]

(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[5]

(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[6]

(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[6]

(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[8]

(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[8]

(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small Cap–Value and Comstock[10]

(a)(11)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[14]

(a)(12)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity[15]

(a)(13)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[17]

(a)(14)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[18]

(a)(15)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Aggressive Growth[17]

(a)(16)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Growth

(b)	By-Laws

(c)	Instruments Defining Rights of Holders of Securities[1]

(d)(1)	Portfolio Management Agreement – Janus Capital Management LLC[8]

(d)(2)	Portfolio Management Agreement – Van Kampen[11]

(d)(3)	Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[10]

(d)(4)	Portfolio Management Agreement – Pacific Investment Management Company LLC[11]

(d)(5)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[11]

(d)(6)	Portfolio Management Agreement – Lazard Asset Management LLC[11]

(d)(7)	Portfolio Management Agreement – Capital Guardian Trust Company[2]

(d)(8)	Portfolio Management Agreement – Mercury Advisors[2]

(d)(9)	Portfolio Management Agreement – AIM Capital Management, Inc.[5]

(d)(10)	Portfolio Management Agreement – AIM Capital Management, Inc. [5]

(d)(11)	Portfolio Management Agreement – MFS Investment Management[5]

(d)(12)	Portfolio Management Agreement – Lazard Asset Management LLC[5]

(d)(13)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[15]

(d)(14)	Portfolio Management Agreement – Putnam Investment Management, LLC[7]

(d)(15)	Portfolio Management Agreement – OppenheimerFunds, Inc.[10]

(d)(16)	Portfolio Management Agreement – NFJ Investment Group L.P. (“NFJ”)[10]

(d)(17)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc.[18]

(d)(18)	Fee Schedule to Portfolio Management Agreement - Goldman Sacks Asset Management, LLP[18]

(d)(19)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc. [14]

(d)(20)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[13]

(d)(21)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[13]

(d)(22)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management[15]

(d)(23)	Amended and Restated Investment Advisory Agreement[16]

(d)(24)	Notice of and Consent to Assignment of Sub-Advisory Agreement – INVESCO Institutional (N.A.), Inc.[15]

(d)(25)	Amendment to Portfolio Management Agreement – AIM Capital Management, Inc.[16]

(d)(26)	Amendment to Portfolio Management Agreement – Capital Guardian Trust Company[16]

(d)(27)	Amendment to Portfolio Management Agreement – Janus Capital Management LLC[16]

(d)(28)	Amendment to Portfolio Management Agreement – Mercury Advisors[16]

(d)(29)	Amendment to Portfolio Management Agreement – OppenheimerFunds, Inc.[16]

(d)(30)	Amendment to Portfolio Management Agreement – Salomon Brothers Asset Management Inc[16]

(d)(31)	Schedule A to Advisory Agreement - VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]

(d)(32)	Advisory Fee Waiver Agreement - American Funds Growth and American Funds Growth-Income[17]

(d)(33)	Master Feeder Addendum to the Amended and Restated Advisory Agreement[17]

(d)(34)	Fee Schedule to Portfolio Management Agreement - Capital Guardian Trust Company[17]

(d)(35)	Amendment to Portfolio Management Agreement – NFJ

(d)(36)	Advisory Fee Reduction Agreement[18]

(d)(37)	Notice of and Consent to Assignment of Sub-Advisory Agreement – Lazard Asset Management LLC[18]

(d)(38)	Addendum to Advisory Agreement – Small-Cap Equity[17]

(d)(39)	Fee Schedule to Portfolio Management Agreement – Janus Capital Management LLC[18]

(d)(40)	Portfolio Management Agreement – Columbia Management Advisors, Inc.[18]

(d)(41)	Portfolio Management Agreement – Jennison Associates[18]

(d)(42)	Portfolio Management Agreement – Neuberger Berman Management Inc.[18]

(d)(43)	Portfolio Management Agreement – Vaughan Nelson Investment Management, L.P.[18]

(d)(44)	Amendment to Portfolio Management Agreement – Lazard Asset Management LLC[18]

(d)(45)	Form of Portfolio Management Agreement – Loomis, Sayles & Company, L.P.[18]

(d)(46)	Schedule A to Advisory Agreement – Large-Cap Growth Portfolio

(d)(47)	Form of Notice of and Consent to Assignment of Portfolio Management Agreement – Columbia Management Advisors, Inc.[18]

(d)(48)	Form of Agreement Regarding continuation of Sub-Advisory Agreements — Lazard Asset Management UC.[18]

(d)(49)	Portfolio Management Agreement — Salomon Brothers Asset Management Inc

(d)(50)	Amendment to Portfolio Management Agreement — MFS Investment Management

(e)(1)	Distribution Agreement[2]

(e)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper[3]

(e)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value[4]

(e)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[5]

(e)(5)	Exhibit A to Distribution Agreement – Equity Income and Research[7]

(e)(6)	Exhibit A to Distribution Agreement[9]

(e)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[10]

(e)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research[12]

(e)(9)	Exhibit A to Distribution Agreement – Small-Cap Equity[16]

(e)(10)	Exhibit A to Distribution Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[18]

(e)(11)	Exhibit A to Distribution Agreement – Large-Cap Growth Portfolio

(e)(12)	Form of Distribution Agreement

(f)(1)	Amended and Restated Trustees’ Deferred Compensation Plan – 2004[16]

(f)(2)	Trustees’ Deferred Compensation Plan – 2005[16]

(g)(1)	Custody and Investment Accounting Agreement[9]

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research[8]

(g)(3)	Amendment to Custody and Investment Accounting Agreement[11]

(g)(4)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[10]

(g)(5)	Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research[13]

(g)(6)	Exhibit A to Custody Agreement – Small-Cap Equity[16]

(g)(7)	Exhibit A to Custody Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[18]

(g)(8)	Form of Exhibit A to Custody Agreement – Large-Cap Growth Portfolio[18]

(h)(1)	Agency Agreement with Addendums – Growth LT, Equity and Bond and Income[1]

(h)(2)	Participation Agreement[3]

(h)(3)	Amended and Restated Agreement for Administration and Support Services[18]

(h)(4)	Addendum to Agency Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT[12]

(h)(5)	Addendum to Agency Agreement – International Large-Cap and Diversified Research[2]

(h)(6)	Addendum to Agency Agreement – I-Net Tollkeeper[3]

(h)(7)	Addendum to Participation Agreement – I-Net Tollkeeper[3]

(h)(8)	Addendum to Agency Agreement – Focused 30 and Strategic Value[4]

(h)(9)	Addendum to Participation Agreement – Focused 30 and Strategic Value[4]

(h)(10)	Schedule of Portfolios to Agency Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[5]

(h)(11)	Addendum to Participation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[5]

(h)(12)	Expense Limitation Agreement[4]

(h)(13)	Amendment to Expense Limitation Agreement – Strategic Value and Focused 30[4]

(h)(14)	Schedule A to Expense Limitation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[5]

(h)(15)	Schedule of Portfolios to Agency Agreement – Equity Income and Research[7]

(h)(16)	Addendum to Participation Agreement – Equity Income and Research[7]

(h)(17)	Amendment to Expense Limitation Agreement – Equity Income and Research[7]

(h)(18)	Amendment to Expense Limitation Agreement[9]

(h)(19)	Schedule of Portfolios to Agency Agreement – Small-Cap Value, Comstock, Main Street Core, and Short Duration Bond[10]

(h)(20)	Schedule A to Expense Limitation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[10]

(h)(21)	Exhibit B to Participation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[10]

(h)(22)	Schedule A to Expense Limitation Agreement – Telecommunications, Global Growth and Research[13]

(h)(23)	Schedule of Portfolios to Agency Agreement – Telecommunications, Global Growth, and Research[13]

(h)(24)	Exhibit B to Participation Agreement – Telecommunications, Global Growth, and Research[13]

(h)(25)	Addendum to Agency Agreement – Emerging Markets and Aggressive Equity[12]

(h)(26)	Addendum to Agency Agreement – I-Net Tollkeeper[12]

(h)(27)	Amendment to Expense Limitation Agreement[12]

(h)(28)	Exhibit B to Participation Agreement – Small-Cap Equity[16]

(h)(29)	Schedule of Portfolios to Agency Agreement – Small-Cap Equity[16]

(h)(30)	Schedule A to Expense Limitation Agreement – Small-Cap Equity[16]

(h)(31)	Service Agreement[15]

(h)(32)	Schedule A to Expense Limitation Agreement – VN Small-Cap Value and American Funds Growth[18]

(h)(33)	Schedule of Portfolios to Agency Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth Income.[18]

(h)(34)	Fund Participation Agreement – Pacific Life[17]

(h)(35)	Expense Limitation Agreement – American Funds Growth-Income[17]

(h)(36)	Exhibit A to Participation Agreement-Addition of Separate Account[16]

(h)(37)	Exhibit B to Participation Agreement – VN Small Cap Value, American Funds Growth and American Funds Growth Income[18]

(h)(38)	Fund Participation Agreement – Pacific Life & Annuity Company[17]

(h)(39)	Schedule A Services Agreement

(h)(40)	Schedule A to Expense Limitation Agreement – Large-Cap Growth Portfolio

(h)(41)	Exhibit B to Participation Agreement – Large-Cap Growth Portfolio

(h)(42)	Schedule of Portfolios to Agency Agreement – Large-Cap Growth Portfolio

(i)	Opinion and Consent of Counsel[1]

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)(1)	Code of Ethics – Pacific Select Fund[18]

(p)(2)	Code of Ethics – Capital Guardian Trust Company[17]

(p)(3)	Code of Ethics – Goldman Sachs Asset Management, L.P.[9]

(p)(4)	Code of Ethics – Janus Capital Management LLC

(p)(5)	Code of Ethics – Lazard Asset Management[18]

(p)(6)	Code of Ethics – Mercury Advisors[15]

(p)(7)	Code of Ethics – Van Kampen[17]

(p)(8)	Code of Ethics – Pacific Investment Management Company LLC[17]

(p)(9)	Code of Ethics – Salomon Brothers Asset Management Inc

(p)(10)	Code of Ethics – Pacific Life Insurance Company[17]

(p)(11)	Code of Ethics – AIM Capital Management, Inc.[17]

(p)(12)	Code of Ethics – MFS Investment Management[17]

(p)(13)	Code of Ethics – Putnam Investment Management, LLC[18]

(p)(14)	Code of Ethics – OppenheimerFunds, Inc.[17]

(p)(15)	Code of Ethics – NFJ[14]

(p)(16)	Code of Ethics – Columbia Management Advisors, Inc.[16]

(p)(17)	Code of Ethics – Jennison Associates LLC

(p)(18)	Code of Ethics – Neuberger Berman Management Inc[16]

(p)(19)	Code of Ethics – Vaughn Nelson Investment Management, L.P.

(p)(20)	Code of Ethics – Loomis, Sayles & Company, L.P.[18]

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 filed on October 15, 2004 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund

     Pacific Life Insurance Company (“Pacific Life”), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Pacific COLI Separate Account II of Pacific Life & Annuity Company, PL&A Separate Account I, and Pacific Corinthian Variable Account Separate Accounts (“Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 25. Indemnification

     Reference is made to Article V of the Registrant’s Declaration of Trust.

     Article V of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's registration statement provides for indemnification of the Registrant's trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant's registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee's service to the Registrant, to the fullest extent permitted by the Registrant's Agreement and Declaration of Trust, By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of the Investment Adviser

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life Insurance Company

Pacific Life	Thomas C. Sutton	Director, Chairman of the Board and Chief Executive Officer of Pacific Life Insurance Company, (since January 1990); Director, Chairman of the Board and Chief Executive Officer of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997); Director (since March 1989), Chairman (since July 1989) and Chief Executive Officer (since August 2001) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Co.); Director of: Mutual Service Corporation, PM Realty Advisors, Inc., Pacific Financial Products, Inc., and similar positions with various affiliated companies of Pacific Life Insurance Company; Director of: Newhall Land & Farming; Edison International; The Irvine Company and Former Chairman of the American Council of Life Insurance; and Former Director of: Pacific Corinthian Life Insurance Company, Cadence Capital Management Corporation, NFJ Investment Group, Inc., Pacific Financial Asset Management Corporation, Pacific Investment Management Company, Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Former Management Board member of PIMCO Advisors L.P., Former Equity Board Member of PIMCO Advisors L.P. Chairman and Trustee (since June 2001) and Chief Executive Officer (since November 2005) of Pacific Funds, and Chairman and Trustee (since July 1987) and Chief Executive Officer (since November 2005) of Pacific Select Fund.

Pacific Life	David R. Carmichael	Director (since August 1997), Senior Vice President and General Counsel of Pacific Life Insurance Company (since April 1992); Senior Vice President and General Counsel of Pacific Mutual Holding Company and Pacific LifeCorp (since August 1997); Director (since December 1993), Senior Vice President and General Counsel, (since July 1998) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company) and similar positions with various affiliated companies of Pacific Life Insurance company; Director of: Association of California Life and Health Insurance Companies. Former Director of Pacific Corinthian Life Insurance Company; and Director and Past President of Association of Life Insurance Counsel.

Pacific Life	James T. Morris	Executive Vice President & Chief Insurance Officer (since July 2005), Pacific Mutual Holding Company and Pacific LifeCorp; Executive Vice President (since January 2002) and Chief Insurance Officer (since April 2005), and Senior Vice President (April 1996 to January 2002), Pacific Life Insurance Company; Executive Vice President (since January 2002) and Chief Insurance Officer (since April 2005), Senior Vice President (August 1999 to January 2002), Pacific Life & Annuity Company; Executive Vice President (June 2005 to November 2005), Pacific Select Fund and Pacific Funds President (since November 2005).

Pacific Life	Mark W. Holmlund	Executive Vice President (since July 2005), Pacific Mutual Holding Company and Pacific LifeCorp; Executive Vice President (since January 2001), Vice President (April 1995 to January 2001), Pacific Life Insurance Company; Executive Vice President (since January 2001), Pacific Life & Annuity Company; Executive Vice President (January 2001 to May 2004), Chief Operating Officer (March 1999 to May 2004), and Vice President (March 1999 to January 2001), Pacific Financial Products, Inc.

Pacific Life	Gerald W. Robinson	Executive Vice President (since April 1997), Senior Vice President (April 1996 to April 1997), Vice President (November 1994 to April 1996), Chief Marketing Office (January 1994 to April 1996), Pacific Life Insurance Company; Executive Vice President (since July 1999), Pacific Life & Annuity Company; Chairman (since January 1998), Chief Executive Officer (since July 1994), Director (since December 1994), Pacific Select Distributors, Inc.; Director (since October 1997) and Chairman (February 2000 to July 2000), Associated Financial Group, Inc.; Chairman (since March 1995) and Director (since January 1995), United Planners’ Group, Inc.; Chairman (May 1996 to March 2001), Director (since December 1994), Mutual Service Corporation; Director (since December 2003), Waterstone Financial Group, Inc.

Pacific Life	Sharon E. Pacheco	Vice President and Chief Compliance Officer (since January 2003), Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (since February 2000) and Chief Compliance Officer (since January 2003), and Assistant Vice President (November 1997 to February 2000), Pacific Life Insurance Company; Vice President (since April 2000) and Chief Compliance Officer (since January 2003), and Assistant Vice President (August 1999 to April 2000), Pacific Life & Annuity Company; Vice President and Chief Compliance Officer (since June 2004), Pacific Select Fund and Pacific Funds.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life	Audrey L. Milfs	Director (since August 1997), Vice President (since April 1991) and Corporate Secretary (since July 1983) of Pacific Life Insurance Company; Vice President and Secretary of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997); Director (since March 1988), Vice President (since February 1999), and Secretary (since September 1982) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director, Vice President and Secretary to several affiliated companies of Pacific Life Insurance Company, Secretary of Pacific Select Fund (since July 1987) and Secretary of Pacific Funds (since June 2001).

Pacific Life	Khanh T. Tran	Director (since August 1997), Executive Vice President (since April 2001) and Chief Financial Officer (since June 1996) of Pacific Life Insurance Company, Senior Vice President (February 1999 to April 2001); Vice President (November 1991 to February 1999) and Treasurer (September 1990 to December 1998) of Pacific Life Insurance Company; Executive Vice President (since April 2001) and Chief Financial Officer (since August 1997) and Senior Vice President (August 1997 to April 2001) of Pacific Mutual Holding Company and Pacific LifeCorp; Director, Executive Vice President and Chief Financial Officer to several affiliated companies of Pacific Life Insurance Company. Director of Asset Management Finance Corp. (since September 2004) former Director of Prandium, Inc. (April 2001 to July 2002), and Scottish Re Group Ltd. (December 2001 to May 2004).

Pacific Life	Edward R. Byrd	Vice President (since November 1991), Controller (since March 1993) and Chief Accounting Officer (since November 2003) of Pacific Life Insurance Company; Director (January 1998 to January 2005), Vice President (since May 1999) and CFO (July 1994 to January 2005) of Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Vice President and Controller (since August 1997) and Chief Accounting Officer (since November 2003) of Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with various affiliated companies of Pacific Life Insurance Company.

Pacific Life	Brian D. Klemens	Vice President and Treasurer of Pacific Life Insurance Company, (since December 1998); and Assistant Vice President (October 1992 to December 1998) and Assistant Controller of Pacific Life Insurance Company (April 1994 to December 1998); Vice President and Treasurer of Pacific Mutual Holding Company and Pacific LifeCorp, (since June 1999); Vice President and Treasurer of several affiliated companies of Pacific Life Insurance Company (since February 1999); and Vice President and Treasurer of Pacific Select Fund (since April 1996) and Pacific Funds (since June 2001).

Pacific Life	Larry J. Card	Executive Vice President (since January 1995) and Chief Credit Officer (since April 2005), Pacific Life Insurance Company; Executive Vice President (since August 1997) and Chief Credit Officer (since April 2005), Pacific Mutual Holding Company and Pacific LifeCorp, and similar positions with various affiliated companies of Pacific Life Insurance Company.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Investment Management Company LLC (“PIMCO”)		Investment Adviser

PIMCO	Michael R. Asay	Executive Vice President

PIMCO	Tammie J. Arnold	Managing Director

PIMCO	Brian P. Baker	Executive Vice President (Singapore)

PIMCO	Stephen B. Beaumont	Executive Vice President

PIMCO	William R. Benz	Managing Director

PIMCO	Gregory A. Bishop	Executive Vice President

PIMCO	John B. Brynjolfsson	Managing Director

PIMCO	Sabrina C. Callin	Executive Vice President

PIMCO	Marcia K. Clark	Senior Vice President

PIMCO	Cyrille D. Conseil	Senior Vice President

PIMCO	Douglas Cummings	Vice President

PIMCO	Wendy W. Cupps	Managing Director

PIMCO	Chris P. Dialynas	Managing Director

PIMCO	David J. Dorff	Senior Vice President

PIMCO	Mohamed A. El-Erian	Managing Director

PIMCO	Stephanie D. Evans	Vice President

PIMCO	Teri Frisch	Senior Vice President (New York)

PIMCO	Yuri P. Garbuzov	Senior Vice President (London)

PIMCO	William H. Gross	Managing Director (EC)

PIMCO	Gordon C. Hally	Executive Vice President

PIMCO	Pasi M. Hamalainen	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	John P. Hardaway	Executive Vice President

PIMCO	Brent R. Harris, CFA	Managing Director

PIMCO	Raymond C. Hayes	Senior Vice President

PIMCO	David C. Hinman	Executive Vice President

PIMCO	Douglas M. Hodge, CFA	Managing Director (Tokyo)

PIMCO	Brent L. Holden	Managing Director (EC)

PIMCO	Dwight F. Holloway, Jr.	Executive Vice President (London)

PIMCO	Mark T. Hudoff	Executive Vice President

PIMCO	Margaret E. Isberg	Managing Director

PIMCO	Thomas J. Kelleher, III	Vice President

PIMCO	James M. Keller	Managing Director

PIMCO	Raymond G. Kennedy	Managing Director

PIMCO	Mark R. Kiesel	Executive Vice President

PIMCO	Steven Kirkbaumer	Senior Vice President

PIMCO	John S. Loftus	Managing Director

PIMCO	David C. Lown	Executive Vice President

PIMCO	Joseph McDevitt	Managing Director (London)

PIMCO	Andre J. Mallegol	Senior Vice President

PIMCO	Scott W. Martin	Vice President

PIMCO	Scott A. Mather	Managing Director (Munich)

PIMCO	Dean S. Meiling	Managing Director (Consulting)

PIMCO	Jonathan D. Moll	Executive Vice President

PIMCO	Mark E. Metsch	Vice President

PIMCO	Kristen S. Monson	Executive Vice President

PIMCO	James F. Muzzy	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Douglas J. Ongaro	Senior Vice President

PIMCO	Thomas J. Otterbein	Executive Vice President (New York)

PIMCO	Kumar N. Palghat	Executive Vice President (Sydney)

PIMCO	Keith Perez	Senior Vice President

PIMCO	Mohan V. Phansalkar	Managing Director, Chief Legal Officer

PIMCO	Elizabeth M. Philipp	Executive Vice President

PIMCO	David J. Pittman	Senior Vice President

PIMCO	William F. Podlich	Managing Director (Consulting)

PIMCO	William C. Powers	Managing Director (EC)

PIMCO	Mark A. Romano	Senior Vice President

PIMCO	Scott L. Roney	Executive Vice President

PIMCO	Seth R. Ruthen	Executive Vice President (New York)

PIMCO	Jeffrey M. Sargent	Executive Vice President

PIMCO	Ernest L. Schmider	Managing Director

PIMCO	Leland T. Scholey	Senior Vice President

PIMCO	Stephen O. Schulist	Senior Vice President

PIMCO	Iwona E. Scibisz	Vice President

PIMCO	Denise C. Seliga	Executive Vice President

PIMCO	Kyle J. Theodore	Senior Vice President

PIMCO	William S. Thompson	Chief Executive Officer and Managing Director (EC)

PIMCO	Richard E. Tyson	Senior Vice President (Munich)

PIMCO	Peter A. Van de Zilver	Vice President

PIMCO	Richard M. Weil	Chief Operating Officer, Managing Director (EC)

PIMCO	George H. Wood	Executive Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	David Young	Senior Vice President (London)

PIMCO	Changhong Zhu	Executive Vice President

PIMCO	Marcellus M. Fisher	Senior Vice President

PIMCO	Sudesh N. Mariappa	Managing Director

PIMCO	Curtis A. Mewbourne	Executive Vice President

PIMCO	John Norris	Vice President (New York)

PIMCO	Bradley W. Paulson	Executive Vice President (Tokyo)

PIMCO	Paul W. Reisz	Vice President

PIMCO	Ivor E. Schucking	Executive Vice President (Munich)

PIMCO	Mark V. McCray	Executive Vice President

PIMCO	Lew W. Jacobs	Executive Vice President (Munich)

PIMCO	Susan L. Wilson	Executive Vice President

PIMCO	John Wilson	Executive Vice President

PIMCO	Bret W. Estep	Vice President

PIMCO	Daniel J. Ivascyn	Executive Vice President

PIMCO	Henrik P. Larsen	Vice President

PIMCO	Adam Borneleit	Senior Vice President

PIMCO	Craig A. Dawson	Senior Vice President

PIMCO	Joseph A. Fournier	Vice President (Singapore)

PIMCO	Gregory S. Grabar	Senior Vice President

PIMCO	John M. Miller	Senior Vice President

PIMCO	Gail Mitchell	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Terry Y. Nercessian	Vice President

PIMCO	Shigeki Okamura	Senior Vice President (Tokyo)

PIMCO	Ronald M. Reimer	Vice President

PIMCO	Yiannis Repoulis	Vice President

PIMCO	Carol E. Rodgerson	Vice President

PIMCO	Jason R. Rosiak	Senior Vice President

PIMCO	Timothy L. Shaler	Senior Vice President

PIMCO	Erica H. Sheehy	Vice President

PIMCO	Christine M. Telish	Vice President

PIMCO	Powell C. Thurston	Vice President

PIMCO	Cheng-Yuan Yu	Senior Vice President

PIMCO	Paul A. McCulley	Managing Director

PIMCO	John C. Maney	Chief Financial Officer

PIMCO	Vineer Bhansali	Executive Vice President

PIMCO	Emanuele Ravano	Executive Vice President (London)

PIMCO	W. Scott Simon	Managing Director

PIMCO	Makoto Takano	Executive Vice President (Tokyo)

PIMCO	Charles C. Wyman	Executive Vice President

PIMCO	W.H. Bruce Brittain	Senior Vice President

PIMCO	Stephen S. Goldman	Senior Vice President (London)

PIMCO	Peter L. Lindgren	Senior Vice President (London)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Tomoya Masanao	Executive Vice President (Tokyo)

PIMCO	Akinori Matsui	Senior Vice President (Tokyo)

PIMCO	James P. Meehan, Jr.	Senior Vice President

PIMCO	Mark Porterfield	Senior Vice President

PIMCO	Mark B.M. van Heel	Senior Vice President (London)

PIMCO	Nicolette Beyer	Vice President (London)

PIMCO	Erik C. Brown	Vice President

PIMCO	Kirsten J. Burton	Vice President

PIMCO	Suhail H. Dada	Senior Vice President

PIMCO	Birgitte Danielsen	Vice President (New York)

PIMCO	Jennifer E. Durham	Vice President

PIMCO	Edward L. Ellis	Vice President

PIMCO	Kristine L. Foss	Vice President

PIMCO	Julian Foxall	Vice President (Sydney)

PIMCO	Richard F. Fulford	Vice President (London)

PIMCO	Darius Gagne	Vice President

PIMCO	Robert J. Greer	Senior Vice President

PIMCO	Shailesh Gupta	Vice President

PIMCO	Kazunori Harumi	Senior Vice President (Tokyo)

PIMCO	Arthur J. Hastings	Vice President

PIMCO	James Hudson	Vice President (London)

PIMCO	James Johnstone	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Kenji Kawamura	Vice President (Tokyo)

PIMCO	Tetsuro Kondo	Vice President (Tokyo)

PIMCO	W.M. Reese Lackey	Vice President

PIMCO	Yanay Lehavi	Senior Vice President

PIMCO	Kendall P. Miller	Vice President

PIMCO	Scott Millimet	Senior Vice President

PIMCO	Masabumi Moriguchi	Vice President (Tokyo)

PIMCO	Gillian O’Connell	Vice President (London)

PIMCO	Ric Okun	Vice President

PIMCO	Evan T. Pan	Vice President (Tokyo)

PIMCO	Jennifer L. Prince	Vice President

PIMCO	Stephen Rodosky	Senior Vice President

PIMCO	William E. Sharp	Vice President

PIMCO	Scott M. Spalding	Vice President

PIMCO	Mihir P. Worah	Senior Vice President

PIMCO	Michael J. Willemsen	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Laura Ahto	Senior Vice President (London)

PIMCO	G. Steven Gleason	Senior Vice President

PIMCO	PeterPaul Pardi	Senior Vice President (London)

PIMCO	Bruce Pflug	Senior Vice President

PIMCO	James A. Ramsey	Senior Vice President

PIMCO	Joshua M. Anderson	Vice President

PIMCO	William Chipp	Vice President

PIMCO	John Cummings	Vice President

PIMCO	Gregory T. Gore	Vice President

PIMCO	Robert A. Fields	Vice President

PIMCO	Paul Harrison	Vice President (Sydney)

PIMCO	Lori Hsu	Vice President

PIMCO	Koji Ishida	Vice President (Tokyo)

PIMCO	Elissa Johnson	Vice President (London)

PIMCO	Kelly Johnson	Vice President

PIMCO	M. Theresa Vallarta-Jordal	Vice President

PIMCO	Benjamin Kelly	Vice President

PIMCO	Kevin Kuhner	Vice President

PIMCO	Robert Matsuhisa	Vice President

PIMCO	Sugako Mayuzumi	Vice President (Tokyo)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Alfred Murata	Vice President

PIMCO	Roger Nieves	Vice President

PIMCO	Richard Palmer	Vice President

PIMCO	Saumil Parikh	Vice President

PIMCO	Jeff Plein	Vice President (Tokyo)

PIMCO	Wendong Qu	Vice President

PIMCO	Danelle Reimer	Vice President

PIMCO	Melody Rollins	Vice President

PIMCO	Cathy T. Rowe	Vice President

PIMCO	Christina Stauffer	Vice President

PIMCO	Peter Strelow	Vice President

PIMCO	R. Wesley Burns	President, PIMCO Funds

PIMCO	Michael Amey	Senior Vice President (London)

PIMCO	David S. Andrews	Senior Vice President

PIMCO	Michael A. Gomez	Senior Vice President

PIMCO	James F. Moore	Senior Vice President

PIMCO	Devin Sellers	Senior Vice President (New York)

PIMCO	Michael A. Burns	Vice President

PIMCO	Amit Chopra	Vice President

PIMCO	Matthew Clark	Vice President

PIMCO	James R. Clarke	Vice President

PIMCO	Robert Corley	Vice President

PIMCO	Jonathan B. Cressy	Vice President

PIMCO	Nicola A. De Lorenzo	Vice President

PIMCO	Travis Dugan	Vice President

PIMCO	Jason J. England	Vice President

PIMCO	Richard F. Fulford	Vice President (London)

PIMCO	Linda J. Gould	Vice President

PIMCO	Andrew A Grijns	Vice President

PIMCO	Sachin Gupta	Vice President (Singapore)

PIMCO	Jeffrey Helsing	Vice President

PIMCO	J. Stephen King, Jr.	Vice President

PIMCO	Stephanie King	Vice President

PIMCO	John J. Loh	Vice President

PIMCO	Nick Maroutsos	Vice President (Sydney)

PIMCO	Murphy McCann	Vice President

PIMCO	Ramakrishnan Nambimadom	Vice President

PIMCO	Alfonso A. Portillo	Vice President

PIMCO	Donna Riley	Vice President

PIMCO	Toru Sejima	Vice President

PIMCO	James Shen	Vice President (Singapore)

PIMCO	Julie M. Shepherd	Vice President

PIMCO	Jennifer N. Spicijaric	Vice President

PIMCO	Bransby M. Whitton	Vice President

PIMCO	Dylan H. Windham	Vice President

PIMCO	Tamara Lynn Witham	Vice President (New York)

PIMCO	Shinichi Yamamoto	Vice President

PIMCO	Steven Nicholls	Senior Vice President (London)

PIMCO	Arthur Y.D. Ong	Senior Vice President

PIMCO	Peter I. Bentley	Vice President (London)

PIMCO	Stephen E. Reynolds	Vice President

PIMCO	Yoichi Takechi	Vice President (Tokyo)

PIMCO	Walter Yu	Vice President

PIMCO	Davida Milo	Senior Vice President

PIMCO	Peter Paul Pardi	Senior Vice President (London)

PIMCO	Charles A. Williams, III	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company		Investment Advisor

Capital Guardian Trust Company	Andrew F. Barth	Director and President, Capital Guardian Trust Company; Director, The Capital Group Companies; Director, President and Research Director, Capital International Research, Inc. Formerly, Director, Capital Research and Management Company; and Director and President, Capital Guardian Research Company.

Capital Guardian Trust Company	Michael D. Beckman	Director and Senior Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies, and Capital Guardian Trust Company of Nevada; Director and President, Capital International Asset Management, Inc.; Director, President and Treasurer, Capital International Financial Services, Inc.; Chief Financial Officer and Secretary, Capital International Asset Management (Canada), Inc.; Senior Vice President, Capital Group International, Inc. Formerly, Treasurer, Capital Guardian (Canada), Inc., Capital Guardian Research Company and Capital International Asset Management, Inc.

Capital Guardian Trust Company	Michael A. Burik	Senior Vice President and Senior Counsel, Capital Guardian Trust Company and Capital International, Inc.; and Vice President and Secretary, Capital International Financial Services, Inc.

Capital Guardian Trust Company	Elizabeth A. Burns	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Scott M. Duncan	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	John B. Emerson	Senior Vice President, Capital Guardian Trust Company; Director and President, Capital Guardian Trust Company, a Nevada Corporation. Formerly, Executive Vice President, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael R. Ericksen	Director and Senior Vice President, Capital Guardian Trust Company; Director and President, Capital International Limited. Formerly, Senior Vice President of Capital International Limited.

Capital Guardian Trust Company	Michael A. Felix	Senior Vice President and Treasurer, Capital Guardian Trust Company; Capital Guardian (Canada), Inc.; Director and Senior Vice President, Capital International, Inc. Formerly, Vice President, Capital Guardian Trust Company; Director, Capital International, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	David I. Fisher	Director and Chairman, Capital Guardian Trust Company; Director and Vice Chairman, Capital International, Inc. and Capital International Limited; Director and Chairman, Capital Group International, Inc.; Director and President, Capital International Limited (Bermuda); Director, The Capital Group Companies, Inc., Capital International Research, Inc., and Capital Group Research, Inc. Formerly, Director and Vice Chairman Capital International K.K.; and Director, Capital Research and Management Company

Capital Guardian Trust Company	Clive N. Gershon	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Frederick M. Hughes, Jr	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. Humphrey	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	William H. Hurt	Senior Vice President, Capital Guardian Trust Company; Director and Chairman, Capital Guardian Trust Company, a Nevada Corporation and Capital Strategy Research, Inc. Formerly, Director, Capital Guardian Trust Company.

Capital Guardian Trust Company	Peter C. Kelly	Director, Senior Vice President and Senior Counsel, Capital Guardian Trust Company; Director, Senior Vice President, Senior Counsel and Secretary, Capital International, Inc.; Director Capital International Emerging Markets Fund; Secretary, Capital Group International, Inc.

Capital Guardian Trust Company	Charles A. King	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Lianne K. Koeberle	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Nancy J. Kyle	Director and Vice Chair, Capital Guardian Trust Company; Director and President, Capital Guardian (Canada), Inc.; Formerly, Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Karin L. Larson	Director, Capital Guardian Trust Company; Director, Chairperson, and President Capital Group Research, Inc., Director and Chairperson, Capital International Research, Inc. Formerly, Director and Chairperson, Capital Guardian Research Company; Director, The Capital Group Companies, Inc.,

Capital Guardian Trust Company	James R. Mulally	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Limited.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Shelby Notkin	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael E. Nyeholt	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. O’Hern	Senior Vice President, Capital Guardian Trust Company, Capital International Limited; and Capital International, Inc.

Capital Guardian Trust Company	Jeffrey C. Paster	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jason M. Pilalas	Director, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.

Capital Guardian Trust Company	Paula B. Pretlow	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	George L. Romine, Jr.	Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Robert Ronus	Director and Vice Chairman, Capital Guardian Trust Company; Director and Chairman, Capital Guardian (Canada), Inc., Director and Non-Executive Chairman, The Capital Group Companies, Inc.; Director, Capital Group International, Inc.; Senior Vice President, Capital International, Inc., Capital International Limited and Capital International S.A.; Formerly, President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Theodore R. Samuels	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Lionel A. Sauvage	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International, Inc.; Director, Capital International Research, Inc.

Capital Guardian Trust Company	John H. Seiter	Director and Executive Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies.

Capital Guardian Trust Company	Karen L. Sexton	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Lawrence R. Solomon	Director and Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.; and Director, Capital Management Services, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Eugene P. Stein	Director and Vice Chairman, Capital Guardian Trust Company; Director, The Capital Group Companies, Inc. Formerly, Executive Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Andrew P. Stenovec	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jill A. Sumiyasu	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Phillip A. Swan	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Shaw B. Wagener	Director, Capital Guardian Trust Company, The Capital Group Companies, Inc., and Capital International Management Company S.A.; Director and Chairman, Capital International, Inc.; Director and Senior Vice President, Capital Group International, Inc. Formerly, President of Capital International, Inc.

Capital Guardian Trust Company	Eugene M. Waldron	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Alan J. Wilson	Director and Vice President, Capital Guardian Trust Company; Director, Executive Vice President and Research Director – U.S., Capital International Research, Inc. Formerly, Senior Vice President, Capital International Research, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Janus Capital Management LLC		Investment Adviser

Janus Capital Management LLC	John H. Blyner	Senior Vice President, Chief Corporate Affairs Officer, and Secretary

Janus Capital Management LLC	Steven L. Scheid	Chief Executive Officer

Janus Capital Management LLC	Loren M. Starr	Senior Vice President and Chief Financial Officer

Janus Capital Management LLC	James P. Goff	Vice President and Director of Research

Janus Capital Management LLC	Lars Olof Soderberg	Executive Vice President and Managing Director of Institutional Services

Janus Capital Management LLC	Robin C. Beery	Senior Vice President and Chief Marketing Officer

Janus Capital Management LLC	Girard C. Miller	Executive Vice President and Chief Operating Officer

Janus Capital Management LLC	Kelley A. Howes	Senior Vice President and General Counsel

Janus Capital Management LLC	Gary D. Black	Chief Investment Officer and President

Janus Capital Management LLC	John Zimmerman	Senior Vice President of Institutional Services

Janus Capital Management LLC	Dominic Martello	Senior Vice President

Janus Capital Management LLC	Eric Gerth	Senior Vice President, Managing Director of Janus Global Adviser

Janus Capital Management LLC	Jane C. Ingalls	Senior Vice President of Corporate Communications

Name of Adviser	Name of Individual	Business and Other Connections

Morgan Stanley Investment Management Inc., doing business in certain instances under the name Van Kampen		Investment Adviser

Van Kampen	Mitchell M. Merin	President and Chief Operating Officer

Van Kampen	Ronald E. Robison	Managing Director and Chief Global Operations Officer

Van Kampen	Joseph J. McAlinden	Managing Director and Chief Investment Officer

Van Kampen	Rajesh K. Gupta	Managing Director and Chief Administrative Officer–Investments

Van Kampen	Barry Fink	General Counsel and Managing Director

Van Kampen	Alexander C. Frank	Managing Director and Treasurer

Van Kampen	Carsten Otto	Executive Director and U.S. Director of Compliance

Name of Adviser	Name of Individual	Business and Other Connections

Goldman Sachs Asset Management	Henry M. Paulson, Jr.	Chief Executive Officer and Chairman, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Lloyd C. Blankfein	President and Co-Chief Operating Officer, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gary D. Cohn	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Christopher A. Cole	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	J. Michael Evans	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard A. Friedman	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Suzanne Nora Johnson	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Kevin W. Kennedy	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter S. Kraus	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Masanori Mochida	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Thomas K. Montag	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gregory K. Palm	Counsel and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Eric S. Schwartz	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John S. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter A. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Jon Winkelried	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard J. Gnodde	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Scott B. Kapnick	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John F.W. Rogers	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Alan M Cohen	Global Head of Compliance and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Edward C. Forst	Managing Director

Goldman Sachs Asset Management	Robert S. Kaplan	Managing Director

Goldman Sachs Asset Management	Michael S. Sherwood	Managing Director

Goldman Sachs Asset Management	David M. Solomon	Managing Director

Goldman Sachs Asset Management	Esta Stecher	General Counsel and Managing Director

Goldman Sachs Asset Management	David A. Viniar	Managing Director

Goldman Sachs Asset Management	John S. Weinberg	Managing Director

Goldman Sachs Asset Management	Peter A. Weinberg	Managing Director

Goldman Sachs Asset Management	Jon Winkelried	Managing Director

Goldman Sachs Asset Management	Mario Draghi	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

NFJ Investment Group LP (NFJ)		Investment Advisor

NFJ	Ben J. Fischer	CFA-Managing Director, NFJ

NFJ	John L. Johnson	CFA-Managing Director, NFJ

NFJ	Chris Najork	CFA-Managing Director, NFJ

NFJ	Paul A. Magnuson	Managing Director, NFJ

NFJ	E. Clifton Hoover Jr.,	CFA-Managing Director, NFJ

NFJ	Jeffrey S. Partenheimer	CFA-Managing Director, NFJ

NFJ	Barbara R. Claussen	Managing Director, NFJ

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Salomon Brothers Asset Management		Investment Adviser

Salomon Brothers Asset Management	Peter J. Wilby	Member of the Board of Directors, Salomon Brothers Asset Management

Salomon Brothers Asset Management	Michael F. Rosenbaum	General Counsel, Citigroup Asset Management

Salomon Brothers Asset Management	Jeffrey S. Scott	Chief Compliance Officer

Salomon Brothers Asset Management	Evan L. Merberg	Member of the Board of Directors, Salomon Brothers Asset Management

Salomon Brothers Asset Management	Michael Even	Member of the Board of Directors, Salomon Brothers Asset Management

Lazard Asset Management LLC (“Lazard”)

Lazard	Ashish Bhutani	Chief Executive Officer.
Mr. Bhutani is Chief Executive Officer of Lazard Asset Management. He has been working in the industry since 1985. Prior to joining Lazard in 2003, he was a Co-Chief Executive Officer, North America, of Dresdner Kleinwort Wasserstein. He was a member of its Global Corporate and Markets Board, as well as its Global Executive Committee. Before 2001, he was a Deputy Chairman of Wasserstein, Perella Group and the Chief Executive Officer of Wasserstein Perella Securities (where he ran all its sales and trading activity). Prior to 1989, Mr. Bhutani worked as a Vice President in Salomon Brothers’ Fixed Income department. He holds an MBA in International Business and Finance from Pace University, and a BA in Psychology and an AA in Business from Concordia College.

Lazard	Charles Carroll	Deputy Chairman, Global Marketing.
Charles Carroll is a Deputy Chairman of Lazard Asset Management LLC, in charge of Global Marketing. Mr. Carroll joined Lazard in 1993. Previously Mr. Carroll was First Vice President and Consulting Services Director with Shearson Lehman Brothers and was instrumental in training Financial Consultants as well as managing institutional account relationships. Prior to that, he was Vice President and National Product Manager with Shearson Asset Management in New York City. He has been in the industry since 1987. Mr. Carroll attended the University of Utah.

Lazard	Andrew Lacey	Deputy Chairman, U.S. and Global Products.
Mr. Lacey is a Deputy Chairman of Lazard Asset Management for U.S. and Global products. He is also a portfolio manager on Lazard’s U.S. Equity, U.S. Mid Cap, U.S. Strategic, and U.S. Equity Select products. Prior to becoming a full-time member of Lazard’s equity team in 1996, Mr. Lacey worked part-time at Lazard from 1995-1996 while attaining his MBA from Columbia University. He also has a BA from Wesleyan University.

Lazard	John R. Reinsberg	Deputy Chairman, International and Global Products.
Mr. Reinsberg is a Deputy Chairman of Lazard Asset Management responsible for international and global products. He also oversees the day-to-day operations of Lazard’s international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1991, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Mr. Reinsberg has a MBA from Columbia University and a BA from the University of Pennsylvania. He speaks German, French, and Spanish.

Lazard	Robert P. DeConcini	Chairman USA.
Mr. DeConcini is Chairman for the U.S. of Lazard Asset Management. He has been working in the investment field since 1982. Prior to joining Lazard in 1989, he was a vice president with M.D.S. Associates. Mr. DeConcini has a BA from Villanova University.

Lazard	Gabrielle Boyle	Senior Managing Director, Portfolio Manager.
Ms. Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard’s International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Previously Ms. Boyle worked with Royal Insurance Asset Management. She earned a BA (Hons) degree in Economics & History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin. She is a member of the Institute of Investment Management and Research.

Lazard	Michael P. Charlton	Senior Managing Director.
Mr. Charlton is a Senior Managing Director of Lazard Asset Management and is responsible for Lazard’s Institutional Client Service/Marketing and Consultant Relations efforts. He has been working in the investment field since 1989. Prior to joining Lazard in 1991, Mr. Charlton was with Bankers Trust Company in their Global Fiduciary Services area. Mr. Charlton has a BA from Wesleyan University.

Lazard	Andreas Hüebner	Senior Managing Director.
Mr. Hüebner is a Senior Managing Director of Lazard Asset Management (Deutschland) GmbH in Frankfurt. Mr. Hüebner specializes in Marketing and Client Servicing. Prior to joining Lazard in 1999, Mr. Hüebner was a Managing Partner with Schröder Münchmeyer Hengst & Co. and DG Bank Frankfurt. Mr. Hüebner has 17 years of investment experience. He is fluent in both German and English and is a member of the International Bankers Forum (IBF) and of the Frankfurter Finanz-Forum (FFF).

Lazard	Jeffrey Kigner	Senior Managing Director.
Jeffrey Kigner is a Senior Managing Director of Lazard Asset Management and is primarily responsible for U.S Equity management and overseeing the day-to-day operations of the U.S. equity investment team. Prior to joining Lazard in 2001, he served as Chief Investment Officer and Co-Chairman of John A. Levin & Co. Mr. Kigner holds an MBA as well as an undergraduate degree in Economics and Finance from New York University, and has been working in the investment field since 1983.

Lazard	Robert Prugue	Senior Managing Director, Senior Executive.
Robert Prugue is a Senior Managing Director of Lazard, a senior executive of Australian operations for Lazard Asset Management Pacific Co. (Lazard), and a Director of Lazard Japan Asset Management (LJAM). He has been working in the investment field since 1987. Prior to joining Lazard in December 2002, he was a director and Head of Research for van Eyk Research. He has also worked for the National Association of Securities Dealers in Washington DC, AMP Society, and Axiom Funds Management. He has an M.A. from Exeter University and a B.A. from the University of Maryland. He speaks English, Spanish, French, Italian, and Portuguese.

Lazard	Michael S. Rome	Senior Managing Director.
Mr. Rome is a Senior Managing Director of Lazard Asset Management where he is responsible for the alternative investments business and Portfolio Manager of the Lazard Global Opportunities Funds. He is also a Member of the Board of Lazard Alternative Strategies Fund, LLC and President and Director of Lazard Diversified Strategies Fund PLC. He has been in the investment industry since 1981. During his tenure at Lazard, Michael Rome was responsible for the day-to-day oversight of Lazard’s U.S. Equities from 1991-1999. Prior to joining the Firm in 1991, he served as Senior Vice President with Mark Partners, a long/short U.S. hedge fund. Prior to that, Mr. Rome was research liaison at Goldman, Sachs & Co. where his clients represented a broad range of investors. He holds a BA from the University of Rochester and an MBA from Cornell University.

Lazard	Bill Smith	Senior Managing Director, CEO of Lazard Asset Management, Ltd.
Mr. Smith is a Senior Managing Director and the Chief Executive Officer of Lazard Asset Management, Limited in London. He has been working in the investment field since 1977. Prior to joining Lazard in 2002, Mr. Smith served as a Managing Director of ABN AMRO. Previously, he had been associated with Barclays Bank, Prudential Bache, and Standard Life. He has a BSc from Heriot Watt University, Edinburgh.

Lazard	Michael A. Bennett	Managing Director, Portfolio Manager.
Mr. Bennett is a Managing Director of Lazard Asset Management and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He began working in the investment field in 1987. Prior to joining the firm in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company. He is a CPA, has an MBA from the University of Chicago’s Graduate School of Business and a BS from New York University.

Lazard	Christopher Blake	Managing Director, Portfolio Manager/Analyst.
Mr. Blake is a Managing Director of Lazard Asset Management LLC. He is a Portfolio Manager/Analyst for the Lazard Mid Cap and Strategic Equity portfolios. He joined the firm in 1995 and has a BSBA in Finance from the University of Denver.

Lazard	Nick Bratt	Managing Director, Portfolio Manager.
Mr. Bratt is a Managing Director of Lazard Asset Management and a Portfolio Manager for the Global Thematic Equity product. He began working in the investment field in 1973. Prior to joining Lazard in 2003, Mr. Bratt served in various capacities at Scudder/Deutsche Asset Management, including Head of International Portfolio Management, Head of the Global Equity Group, and Global Chief Investment Officer. His last position at Scudder/Deutsche Asset Management was Director of Global Products. Mr. Bratt attended Columbia University on a Fulbright scholarship, and holds a BA in Politics & Philosophy and Economics from St. John’s College of Oxford University. He is Director of the Korea Society, and an Advisory Director of Maison Francaise. He is fluent in French and reads German.

Lazard	Charles Burgdorf	Managing Director.
Mr. Burgdorf is a Managing Director of Lazard Asset Management and is primarily responsible for the Third Party Distribution Group. Mr. Burgdorf began working in the investment field in 1988. Prior to joining Lazard in January of 1997, Mr. Burgdorf was affiliated with Fred Alger Management, Inc. and Bull & Bear Group, Inc. He has a B.S. in Business Administration and Finance from the University of South Carolina.

Lazard	David Cleary, CFA	Managing Director.
Mr. Cleary is a Managing Director of Lazard, and is currently responsible for the management of the firm’s Private Client Group. Before joining that group, Mr. Cleary spent nine years as a fixed income portfolio manager for the firm. Prior to joining Lazard in 1994, Mr. Cleary was affiliated with Union Bank of Switzerland as a portfolio manager, and IBJ Schroder Bank & Trust as an assistant treasurer. He has a B.S. from Cornell University. Mr. Cleary began working in the investment field in 1987.

Lazard	Melissa Cook, CFA	Managing Director, Equity Research.
Ms. Cook manages the global research platform that supports Lazard’s worldwide equity products in her role as Director of Research. Ms. Cook has been working in the investment field since 1986. Prior to joining Lazard in 2002, she was a Managing Director and Associate Director of Research at Prudential Securities. Before moving into her management role, Ms. Cook spent seven years as a Senior Equity Analyst covering broadcasting, cable, entertainment, and publishing industries at Prudential. Previous to joining Prudential in 1991, Ms. Cook worked as an equity analyst at Barclays de Zoete Wedd and Drexel Burnham Lambert. She received a MBA from the Stern School of Business at New York University and a BA from Dartmouth College.

Lazard	Kun Deng, CFA	Managing Director, Portfolio Manager.
Mr. Deng is a Managing Director of Lazard Asset Management LLC and a Portfolio Manager. He began working in the investment field in 1994. Prior to joining Lazard in 1997, he was a senior analyst at Newgate Investment Management. His other past affiliations include adjunct faculty at Hofstra University and China’s Ministry of Finance. Mr. Deng received an MIA from Columbia University and an MA from Beijing University. He has also completed his Ph.D. coursework at New York University. Mr. Deng speaks Chinese and French.

Lazard	Gabriella Dixon, CFA	Managing Director, Research Analyst.
Ms. Dixon is a Managing Director of Lazard Asset Management LLC, and a Research Analyst on the Financials equity sector team. She began her investment experience upon joining the firm in 1990, and has held several positions at Lazard. She received a BA with Honors from Wesleyan University. Ms. Dixon is fluent in French and Italian.

Lazard	James Donald, CFA	Managing Director, Portfolio Manager/Analyst.
Mr. Donald is a Managing Director of Lazard Asset Management LLC. In addition to his duties as a Portfolio Manager/Analyst he also serves as Head of the Emerging Markets Group. Prior to joining the firm in 1996, Mr. Donald worked at Mercury Asset Management, which he joined in 1985. At Mercury Asset Management he was on the emerging markets team between 1992 and 1996 and worked on the international equity team between 1985 and 1992. Mr. Donald received a HBA from University of Western Ontario. He is fluent in French and Spanish.

Lazard	Peter C. Hunsberger	Managing Director, Research Analyst.
Mr. Hunsberger is a Managing Director of Lazard Asset Management LLC and a research analyst on the Global Equity Research Platform (energy sector). Mr. Hunsberger began working in the investment field in 1978. Prior to joining Lazard in 1991, he served as Director of Research at John S. Herold, Inc. Previously, he was associated with Hunt Oil Company as a senior geologist. Mr. Hunsberger received a MBA from Houston Baptist University and a BA from Middlebury College.

Lazard	Carmine Lizza	Managing Director, Chief Information Officer.
Mr. Lizza is a Managing Director and Chief Information of Officer of Lazard Asset Management. He began working in the investment field in 1986. Prior to joining Lazard in 1999, he was a Managing Director at Bankers Trust, and formerly held senior positions at Alliance Capital and Bankers Trust. Earlier in his career he worked at Lear Siegler Avionics. Mr. Lizza has a MBA from Columbia University and a Bachelors of Engineering in Electrical Engineering and Computer Science from Stevens Institute of Technology.

Lazard	Gerald Mazzari	Managing Director and Chief Operating Officer.
Mr. Mazzari is a Managing Director and Chief Operating Officer of Lazard Asset Management. He began working in the investment field in 1978. Prior to joining Lazard in 1996, he was an Executive Vice President for Smith New Court, Inc. and a Chief Financial Officer with Carl Marks & Co. Previously, Mr. Mazzari was an Audit Partner at Oppenheim, Appel, Dixon & Co. He has an MBAfrom Adelphi University and a BS in biology from Syracuse University.

Lazard	Efrem Meretab	Managing Director, Research Analyst.
Mr. Meretab is a Managing Director of Lazard Asset Management LLC and a Research Analyst. He began his investment experience upon joining the firm in 1994. Prior to joining Lazard, Mr. Meretab was affiliated with AT&T Bell Laboratories, and associated with Conoco Inc. as a senior research geo-physicist. Mr. Meretab received a Ph.D. from the University of Illinois and a BS from Haverford College. He is fluent in Tigringa and Amharic.

Lazard	Nathan Paul	Managing Director, General Counsel.
Mr. Paul is a Managing Director of Lazard Asset Management, and serves as the Firm’s General Counsel. He began working in the investment field when he joined Lazard, in 2000. Previously, Mr. Paul had worked as an associate with the firm of Schulte Roth & Zabel LLP. Mr. Paul graduated from Cardozo Law School as a Juris Doctor. He is a member of the New York and New Jersey state bar associations, and speaks Hebrew.

Lazard	Michael Powers	Managing Director, Portfolio Manager.
Mr. Powers is a Managing Director of Lazard Asset Management LLC and a member of the International Equity, International Equity Select, and European Equity Select teams. He began working in the investment field in 1990. Previous to joining the firm in 1990, he was a vice president for Chemco Technologies. He received an MBA from Long Island University and a BA from Brown University.

Lazard	John Reese	Managing Director.
Mr. Reese is a Limited Managing Director of Lazard Asset Management and is primarily responsible for private clients investment management. Prior to joining Lazard, Mr. Reese worked for Wood, Struthers & Winthrop where he served in the Management Corporation, as the President, the Director, and the CEO. Mr. Reese is a member of the New York Society of Security Analysts. He received a MBA from the Wharton School of Finance at the University of Pennsylvania and a BA from the University of Pennsylvania. He began working in the investment field in 1968.

Lazard	Robert Rowland	Managing Director.
Mr. Rowland joined Lazard Asset Management Limited in December 2003, and is responsible for managing Lazard’s European Explorer hedge funds. Robert previously served as a Partner of Soros Funds Limited where he managed European Equities for the Quantum Endowment Fund. In a prior position, he worked for Odey Asset Management as a Fund Manager for the Grosvenor Fund. Robert began working in the investment industry in 1988 and is based in London.

Lazard	Ulrich Schweiger	Managing Director, Portfolio Manager
Mr. Schweiger is a Managing Director of Lazard Asset Management GmbH in Frankfurt and a portfolio manager. He began working in the investment field in 1984. Prior to joining Lazard, Mr. Schweiger was affiliated with Schröder Münchmeyer Hengst Investment, Société Générale and Dresdner Bank. He has a degree in Business Administration from the Westfaelische-Wilhelms-Universitaet in Muenster, Germany. He is a member of the Deutsche Vereinigung fuer Finanzanalyse (DVFA). Mr. Schweiger is a native German speaker, and he is also fluent in French and English.

Lazard	Darrin Sokol	Managing Director, Trader.
Mr. Sokol is co-Director of the Equity Trading group. Prior to joining Lazard Asset Management in New York in 2001, Mr. Sokol was a Partner and Senior Equities Trader at Omega Advisors Inc. He began working in the investment field in 1991. Mr. Sokol has both his Series 7 and 3 certifications.

Lazard	Ronald Temple, CFA	Managing Director, Research Analyst.
Mr. Temple is a Managing Director of Lazard Asset Management LLC and a research analyst on the Global Equity Research Platform (financials sector). He began working in the investment field in 1991. Prior to joining Lazard in 2001, Mr. Temple held positions with Deutsche Asset Management and Deutsche Bank Americas in New York, Deutsche Bank Asia/Pacific in Singapore, Deutsche Morgan Grenfell in London, Bank of America NT & SA in San Francisco and Fleet Financial Group in Boston. Mr. Temple received a MPP from Harvard University and a BA in Economics & Public Policy from Duke University.

Lazard	Richard Tutino, CFA	Managing Director, Portfolio Manager.
Mr. Tutino is a Managing Director at Lazard Asset Management LLC and a Portfolio Manager focusing on U.S. equity products; he is also a member of the U.S. Balanced team. He has been working in the investment field since 1986. Prior to joining the firm in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. His other past affiliations include Fahnestock Asset Management and EF Hutton and Company, Inc. Mr. Tutino has a BS in finance from New York University. He is a member of the New York Society of Security Analysts.

Lazard	Markus van de Weyer	Managing Director, Portfolio Manager.
Mr. Van de Weyer is a Managing Director and Portfolio Manager with Lazard Asset Management GmbH in Frankfurt, and has been working in the investment field since 1992. Prior to joining Lazard in 1999, he was a portfolio manager/analyst with Metzler Investment, Commerz International Capital Management and affiliated with Institut für Kredit- und Finanzwirtschaft. He is a native German, a graduate of Ruhr-Universität Bochum and a member of the Deutsche Vereinigung fuer Finanzanalyse (DVFA) in Germany. He is a native German and fluent in English.

Lazard	Tony Willis	Managing Director, Portfolio Manager/Analyst.
Tony Willis is a Managing Director of Lazard Asset Management Limited, in London and is a Portfolio Manager/Analyst on Lazard’s European equities teams. He joined the firm in July 1999 and has been working in the investment field since 1982. Previous affiliations include BZW where he became head of pan-European Research in May 1997, and oversaw the integration of that business into CSFB. He left CSFB in January 1999. Prior to that Mr. Willis worked in a number of stockbrokers’ research departments over a period of 13 years. Mr. Willis gained a degree in Philosophy, Politics and Economics from Oxford in 1982.

Lazard	Alexander E. Zagoreos	Managing Director.
Mr. Zagoreos is a Managing Director of Lazard Asset Management whose primary area of responsibility is emerging-market closed-end investment companies. He began working in the investment field in 1964. Prior to joining Lazard in 1977, he served as a Vice President, International, for Reynolds and Company. Previously he was a Vice President and an oil analyst with Model, Roland and Company, as well as an economic analyst for Esso International. He has a Master of International Affairs and a MBA from Columbia University and a BA from Columbia College.

Advisor and Governing	Name of
Board of Directors	Individual	Business and Other Connections

Mercury Advisors		Investment Advisor

Mercury Advisors	Robert C. Doll, Jr.	President & Director
President of MLIM and member of the Executive Management Committee of ML & Co., Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc. from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.

Mercury Advisors	Donald C. Burke	Vice President & Treasurer
First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999 and Director since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from 1990 to 1997; Director of MLIM Taxation since 1990.

Mercury Advisors	Jeffrey Hiller	Chief Compliance Officer
Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential Financial from 1995 to 2000.

Mercury Advisors	Alice A. Pellegrino	Secretary Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney with MLIM since 1997.

     AIM Capital Management, Inc. (“AIM Capital”) is an indirect wholly owned subsidiary of AIM Management Group Inc. (“AIM”), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 200 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing
Board of Directors	Name of Individual	Business and Other Connections

MFS Investment Management (“MFS”)		Investment Advisor

MFS	Robert C. Pozen	Chairman

MFS	Robert J. Manning	Director; Chief Executive Officer; Chief Investment Officer and President

MFS	Martin E. Beaulieu	Director; Executive Vice President and Director of Global Distribution

MFS	C. James Prieur	Director

MFS	Donald A. Stewart	Director

MFS	William W. Stinson	Director

MFS	James C. Baillie	Director

MFS	Robin A. Stelmach	Executive Vice President and Chief Operating Officer

MFS	Michael W. Roberge	Senior Vice President, Chief Fixed Income Officer and Director of Fixed Income Research

MFS	Thomas B. Hastings	Senior Vice President and Treasurer

MFS	Joseph E. Lynch	Assistant Treasurer

MFS	Ronald W. Osborne	Director

MFS	William K. O’Brien	Director

MFS	Maria F. Dwyer	Executive Vice President and Chief Regulatory Officer

MFS	Jeffrey N. Carp	Senior Vice President, General Counsel and Secretary

MFS	Paul T. Kirwan	Senior Vice President and Chief Financial Officer

MFS	Michael H. Whitaker	Senior Vice President and Chief Compliance Officer

MFS	Mitchell C. Freestone	Assistant Secretary

MFS	Brian T. Hourihan	Assistant Secretary

MFS	David A. Antonelli	Senior Vice President and Chief Equity Officer

	Name	Business and Other Connections

Oppenheimer Funds, Inc. (“Oppenheimer”)		Investment Advisor

Oppenheimer	Timothy L. Abbuhl	Assistant Vice President

Oppenheimer	Robert Agan	Vice President

Oppenheimer	Erik Anderson	Assistant Vice President

Oppenheimer	Janette Aprilante	Vice President and Secretary

Oppenheimer	Hany S. Ayad	Assistant Vice President

Oppenheimer	Robert Baker	Senior Vice President

Oppenheimer	John Michael Banta	Assistant Vice President

Oppenheimer	Kevin Baum	Vice President

Oppenheimer	Connie Bechtolt	Assistant Vice President

Oppenheimer	Lalit Behal	Assistant Vice President

Oppenheimer	Kathleen Beichert	Vice President

Oppenheimer	Erik S. Berg	Assistant Vice President

Oppenheimer	Rajeev Bhaman	Vice President

Oppenheimer	Mark Binning	Assistant Vice President

Oppenheimer	Robert J. Bishop	Vice President

Oppenheimer	John R. Blomfield	Vice President

Oppenheimer	Chad Boll	Assistant Vice President

Oppenheimer	Lowell Scott Brooks	Vice President

Oppenheimer	Richard Buckmaster	Vice President

Oppenheimer	Mark Burns	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Peter V. Cocuzza	Vice President

Oppenheimer	John Damian	Vice President

Oppenheimer	John M. Davis	Assistant Vice President

Oppenheimer	Craig P. Dinsell	Executive Vice President

Oppenheimer	Randall C. Dishmon	Assistant Vice President

Oppenheimer	Rebecca K. Dolan	Vice President

Oppenheimer	Steven D. Dombrower	Vice President

Oppenheimer	Bruce C. Dunbar	Senior Vice President

Oppenheimer	Richard Edmiston	Assistant Vice President

Oppenheimer	Daniel R. Engstrom	Assistant Vice President

Oppenheimer	James Robert Erven	Assistant Vice President

Oppenheimer	George R. Evans	Vice President

Oppenheimer	Edward N. Everett	Vice President

Oppenheimer	Scott T. Farrar	Vice President

Oppenheimer	Ronald H. Fielding	Senior Vice President

Oppenheimer	David Foxhoven	Assistant Vice President

Oppenheimer	Colleen M. Franca	Assistant Vice President

Oppenheimer	Dan Gagliardo	Assistant Vice President

Oppenheimer	Subrata Ghose	Assistant Vice President

Oppenheimer	Charles W. Gilbert	Assistant Vice President

Oppenheimer	Alan C. Gilston	Vice President

Oppenheimer	Jill E. Glazerman	Vice President

Oppenheimer	Bejamin J. Gord	Vice President

	Name	Business and Other Connections

Oppenheimer	Laura Granger	Vice President

Oppenheimer	Robert Grill	Senior Vice President

Oppenheimer	Robert Haley	Assistant Vice President

Oppenheimer	Marilyn Hall	Vice President

Oppenheimer	Kelly Haney	Assistant Vice President

Oppenheimer	Thomas B. Hayes	Vice President

Oppenheimer	Dorothy F. Hirshman	Vice President

Oppenheimer	Scott T. Huebl	Vice President

Oppenheimer	Margaret Hui	Assistant Vice President

Oppenheimer	John Huttlin	Vice President

Oppenheimer	James G. Hyland	Assistant Vice President

Oppenheimer	Steve P. Ilnitzki	Senior Vice President

Oppenheimer	Kathleen T. Ives	Vice President and Assistant Secretary

Oppenheimer	William Jaume	Vice President

Oppenheimer	Frank V. Jennings	Vice President

Oppenheimer	John Jennings	Vice President

Oppenheimer	John Michael Johnson	Assistant Vice President

Oppenheimer	Jennifer E. Kane	Assistant Vice President

Oppenheimer	Lynn O. Keeshan	Senior Vice President

Oppenheimer	Thomas W. Keffer	Senior Vice President

Oppenheimer	Michael Keogh	Vice President

	Name	Business and Other Connections

Oppenheimer	Dimitrios Kourkoulakos	Vice President

Oppenheimer	Guy E. Leaf	Vice President

Oppenheimer	Christopher M. Leavy	Senior Vice President

Oppenheimer	Laura Leitzinger	Vice President

Oppenheimer	Michael S. Levine	Vice President

Oppenheimer	Gang Li	Vice President

Oppenheimer	Shanquan Li	Vice President

Oppenheimer	Mitchell J. Lindauer	Vice President

Oppenheimer	Bill Linden	Assistant Vice President

Oppenheimer	Malissa B. Lischin	Assistant Vice President

Oppenheimer	David P. Lolli	Assistant Vice President

Oppenheimer	Patricia Lovett	Vice President

Oppenheimer	Steve Macchia	Vice President

Oppenheimer	Angelo G. Manioudakis	Senior Vice President

Oppenheimer	Charles L. McKenzie	Senior Vice President

Oppenheimer	Andrew J. Mika	Senior Vice President

Oppenheimer	Nikolaos D. Monoyios	Vice President

	Name	Business and Other Connections

Oppenheimer	Charles Moon	Vice President

Oppenheimer	John Murphy	Chairman, President, Chief Executive Officer & Director

Oppenheimer	Thomas J. Murray	Vice President

Oppenheimer	Kenneth Nadler	Vice President

Oppenheimer	Richard Nichols	Vice President

Oppenheimer	David P. Pellegrino	Vice President

Oppenheimer	Allison C. Pells	Assistant Vice President

Oppenheimer	James F. Phillips	Vice President

Oppenheimer	Raghaw Prasad	Assistant Vice President

Oppenheimer	Jane C. Putnam	Vice President

Oppenheimer	Michael E. Quinn	Vice President

Oppenheimer	Julie S. Radtke	Vice President

Oppenheimer	Brian N. Reid	Assistant Vice President

Oppenheimer	Kristina Richardson	Assistant Vice President

Oppenheimer	David Robertson	Senior Vice President

Oppenheimer	Antoinette Rodriguez	Assistant Vice President

Oppenheimer	Jeffrey S. Rosen	Vice President

Oppenheimer	James H. Ruff	Executive Vice President

Oppenheimer	Andrew Ruotolo	Executive Vice President and Director

Oppenheimer	Rohit Sah	Vice President

Oppenheimer	Valerie Sanders	Vice President

Oppenheimer	Ellen P. Schoenfeld	Vice President

Oppenheimer	Scott A. Schwegel	Assistant Vice President

Oppenheimer	Allan P. Sedmak	Assistant Vice President

Oppenheimer	Jennifer L. Sexton	Vice President

Oppenheimer	Nava Sharma	Vice President

Oppenheimer	Bonnie Sherman	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	David C. Sitgreaves	Assistant Vice President

Oppenheimer	Edward James Sivigny	Assistant Vice President

Oppenheimer	Enrique H. Smith	Assistant Vice President

Oppenheimer	Keith J. Spencer	Senior Vice President

Oppenheimer	Marco Antonio Spinar	Assistant Vice President

Oppenheimer	Arthur P. Steinmetz	Senior Vice President

Oppenheimer	John P. Stoma	Senior Vice President

Oppenheimer	Michael Stricker	Vice President

Oppenheimer	Deborah A. Sullivan	Assistant Vice President

Oppenheimer	Susan B. Switzer	Vice President

Oppenheimer	Paul Temple	Vice President

Oppenheimer	Eamon Tubridy	Assistant Vice President

Oppenheimer	Cameron Ullyat	Assistant Vice President

Oppenheimer	Mark S. Vandehey	Vice President

Oppenheimer	Maureen Van Norstrand	Vice President

Oppenheimer	Vincent Vermette	Assistant Vice President

Oppenheimer	Teresa M. Ward	Vice President

Oppenheimer	Jerry A. Webman	Senior Vice President

Oppenheimer	Barry D. Weiss	Vice President

Oppenheimer	Melissa Lynn Weiss	Vice President

Oppenheimer	Christine Wells	Vice President

Oppenheimer	Joseph J. Welsh	Vice President

Oppenheimer	Diederick Wermolder	Senior Vice President

Oppenheimer	Catherine M. White	Assistant Vice President

Oppenheimer	William L. Wilby	Senior Vice President

	Name	Business and Other Connections

Oppenheimer	Donna M. Winn	Senior Vice President

Oppenheimer	Brian W. Wixted	Senior Vice President and Treasurer

Oppenheimer	Carol Wolf	Senior Vice President

Oppenheimer	Kurt Wolfgruber	Executive Vice President, Chief Investment Officer and Director

Oppenheimer	Caleb C. Wong	Vice President

Oppenheimer	Edward C. Yoensky	Assistant Vice President

Oppenheimer	Robert G. Zack	Executive Vice President and General Counsel

Oppenheimer	Neal A. Zamore	Vice President

Oppenheimer	Mark D. Zavanelli	Vice President

Oppenheimer	Alex Zhou	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President

Oppenheimer	Joanne Bardell	Assistant Vice President

Oppenheimer	Jeff Baumgartner	Assistant Vice President

Oppenheimer	Gerald Bellamy	Assistant Vice President

Oppenheimer	Craig Billings	Assistant Vice President

Oppenheimer	Paul Burke	Assistant Vice President

Oppenheimer	Debra Casey	Assistant Vice President

Oppenheimer	Laura Coulston	Assistant Vice President

Oppenheimer	Thomas Doyle	Assistant Vice President

Oppenheimer	Kathy Faber	Assistant Vice President

Oppenheimer	David Falicia	Assistant Vice President

Oppenheimer	Emmanuel Ferreira	Vice President

Oppenheimer	Brian Finley	Assistant Vice President

Oppenheimer	John Forrest	Senior Vice President

Oppenheimer	Dominic Freud	Vice President

Oppenheimer	Steve Hauenstein	Assistant Vice President

Oppenheimer	Dennis Hess	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Daniel Hoelscher	Assistant Vice President

Oppenheimer	Edward Hrybenko	Vice President

Oppenheimer	Brian Kramer	Assistant Vice President

Oppenheimer	Tracey Lange	Vice President

Oppenheimer	John Latino	Assistant Vice President

Oppenheimer	Jerry Mandzij	Assistant Vice President

Oppenheimer	LuAnn Mascia	Vice President

Oppenheimer	Elizabeth McCormack	Assistant Vice President

Oppenheimer	Joseph McCovern	Assistant Vice President

Oppenheimer	Christina Nasta	Vice President

Oppenheimer	William Norman	Assistant Vice President

Oppenheimer	Brian Peterson	Assistant Vice President

Oppenheimer	Gary Pilc	Assistant Vice President

Oppenheimer	Marc Reinganum	Vice President

Oppenheimer	Claire Ring	Assistant Vice President

Oppenheimer	Stacy Roode	Vice President

Oppenheimer	Karen Sandler	Assistant Vice President

Oppenheimer	Rudi Schadt	Assistant Vice President

Oppenheimer	Maria Schulte	Assistant Vice President

Oppenheimer	Michael Sussman	Vice President

Oppenheimer	Martin Telles	Senior Vice President

Oppenheimer	Vincent Toner	Assistant Vice President

Oppenheimer	Keith Tucker	Assistant Vice President

Oppenheimer	Philip Witkower	Senior Vice President

Oppenheimer	Lucy Zachman	Assistant Vice President

Oppenheimer	Antulio N. Bomfim	Vice President

Oppenheimer	Michelle Borre Massick	Vice President

Oppenheimer	John Boydell	Assistant Vice President

Oppenheimer	Micheal Bromberg	Assistant Vice President

Oppenheimer	Joan Brunelle	Vice President

	Name	Business and Other Connections

Oppenheimer	Geoffrey Caan	Vice President

Oppenheimer	Catherine Carroll	Assistant Vice President

Oppenheimer	Brett Clark	Assistant Vice President

Oppenheimer	Susan Cornwall	Vice President

Oppenheimer	George Curry	Vice President

Oppenheimer	J. Hayes Foster	Vice President

Oppenheimer	Hazem Gamal	Assistant Vice President

Oppenheimer	Bridget Ireland	Vice President

Oppenheimer	Charles Kandalis	Assistant Vice President

Oppenheimer	Lisa Lamentino	Vice President

Oppenheimer	Kristina Lawrence	Assistant Vice President

Oppenheimer	Randy Legg	Assistant Vice President

Oppenheimer	Dongyan Ma	Assistant Vice President

Oppenheimer	Susan Mattisinko	Vice President

Oppenheimer	John O’Hare	Vice President

Oppenheimer	Lerae A. Palumbo	Vice President

Oppenheimer	David Pfeffer	Senior Vice President and Chief Financial Officer

Oppenheimer	Jill Reiter	Assistant Vice President

Oppenheimer	Stacy Roth	Vice President

Oppenheimer	Kim Russomanno	Assistant Vice President

Oppenheimer	Jennifer Stevens	Assistant Vice President

Oppenheimer	Jeaneen Terrio	Assistant Vice President

Oppenheimer	Lisa Walsh	Assistant Vice President

Oppenheimer	Patricia Walters	Assistant Vice President

Oppenheimer	Annabel Whiting	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President

Oppenheimer	Michael Amato	Assistant Vice President

Oppenheimer	Tracey Beck Apostolopoulos	Assistant Vice President

Oppenheimer	Lizbeth Aaron-DiGiovanni	Vice President

Oppenheimer	Lisa I. Bloomberg	Vice President

Oppenheimer	Veronika Boesch	Assistant Vice President

Oppenheimer	John Bonnell	Vice President

Oppenheimer	Lisa Chaffee	Assistant Vice President

Oppenheimer	Charles Chibnik	Assistant Vice President

Oppenheimer	Brian Dvorak	Assistant Vice President

Oppenheimer	Thomas Farrell	Assistant Vice President

Oppenheimer	Bradley G. Finkle	Vice President

Oppenheimer	Jordan Foster	Vice President

Oppenheimer	Seth Gelman	Vice President

Oppenheimer	Phillip S. Gillespie	Senior Vice President

Oppenheimer	Joseph Higgins	Vice President

Oppenheimer	Corry E. Hyer	Assistant Vice President

Oppenheimer	Martin S. Korn	Senior Vice President

Oppenheimer	Paul Kunz	Assistant Vice President

Oppenheimer	John W. Land	Assistant Vice President

Oppenheimer	Gayle Leavitt	Assistant Vice President

Oppenheimer	Daniel Lifshey	Assistant Vice President

Oppenheimer	Christie J. Loftus	Vice President

Oppenheimer	Mark H. Madden	Vice President

Oppenheimer	Kathleen Mandzij	Assistant Vice President

Oppenheimer	Lucienne Mercogliano	Assistant Vice President

Oppenheimer	Wayne Miao	Assistant Vice President

Oppenheimer	Jesper Nergaard	Assistant Vice President

Oppenheimer	Matthew O’Donnell	Assistant Vice President

Oppenheimer	Robert Pemble	Assistant Vice President

Oppenheimer	Lori L. Penna	Assistant Vice President

Oppenheimer	Marmeline Petion-Midy	Assistant Vice President

Oppenheimer	Scott Phillips	Vice President

Oppenheimer	Jason Pizzorusso	Assistant Vice President

Oppenheimer	David Poiesz	Senior Vice President

Oppenheimer	Jeffrey Portnoy	Assistant Vice President

Oppenheimer	David Preuss	Assistant Vice President

Oppenheimer	Timothy Ryan	Vice President

Oppenheimer	Mary Sullivan	Assistant Vice President

Oppenheimer	Philip Vottiero	Vice President

Oppenheimer	Adam Weiner	Assistant Vice President

Oppenheimer	Emeline S. Adwers	Vice President

Oppenheimer	Thomas Farrell	Assistant Vice President

Oppenheimer	Justin Leverenz	Vice President

Oppenheimer	Michael Magge	Vice President

Oppenheimer	Meaghan Murphy	Assistant Vice President

Oppenheimer	Brian Szilagyi	Assistant Vice President

Name of Advisor	Name of Individual	BUSINESS AND OTHER CONNECTIONS

Neuberger Berman Management Inc	Maxine Gerson	General Counsel and Secretary NB Management; Senior Vice President and Deputy General Counsel Neuberger Berman, LLC

Neuberger Berman Management Inc	Robert Matza	President and Chief Operating Officer, Neuberger Berman, LLC; Director, NB Management since April 2000. Executive Vice President, Chief Operating Officer and Director, Neuberger Berman Inc. since January 2001.

Neuberger Berman Management Inc	Robert Conti	Senior Vice President, Neuberger Berman, LLC; Senior Vice President, NB Management since November 2000; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.

Neuberger Berman Management Inc	Brian P. Gaffney	Managing Director, Neuberger Berman, LLC since 1999, Senior Vice President, NB Management since November 2000. Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.

Neuberger Berman Management Inc	Jeffrey B. Lane	Chairman, Neuberger Berman, LLC; Director, NB Management since February 2001. Director, Chief Executive Officer and President, Neuberger Berman Inc.; Director, Neuberger Berman
Trust Company from June 1999 until November 2000.

Neuberger Berman Management Inc	Jack L. Rivkin	Executive Vice President, Neuberger Berman, LLC; Director and Chairman of NB Management. Executive Vice President, Neuberger Berman Inc.; President and Director, Neuberger Berman Real Estate Income Fund Inc; President and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President and Trustee, Neuberger Berman Advisers Management Trust; President and Trustee, Neuberger Berman Equity Funds; President and Trustee, Neuberger Berman Income Funds; President and Director, Neuberger Berman Realty Income Fund Inc.; President and Director, Neuberger Berman Income Opportunity Fund Inc.; President and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President and Neuberger Berman Dividend Advantage Fund Inc.

Name of Advisor	Name of Individual	BUSINESS AND OTHER CONNECTIONS

Neuberger Berman Management Inc	Matthew S. Stadler	Senior Vice President and Chief Financial Officer, Neuberger Berman, LLC; Senior Vice President and Chief Financial
Officer, NB Management since August 2000. Senior Vice President and Chief Financial Officer, Neuberger Berman Inc. since August 2000.

Neuberger Berman Management Inc	Philip R. Carroll	Chief Compliance Officer, NB Management; Vice President and Associate General Counsel Neuberger Berman, LLC
CCO, Neuberger Berman Income Funds; CCO, Neuberger Berman Equity Funds; CCO, Neuberger Berman Advisers Management Trust; CCO, Neuberger Berman Real Estate Income Fund Inc.; CCO, Neuberger Berman Intermediate Municipal Fund Inc.; CCO Neuberger Berman New York Intermediate Municipal Fund Inc.; CCO, Neuberger Berman California Intermediate Municipal Fund Inc.; CCO, Neuberger Berman Realty Income Fund Inc.; CCO, Neuberger Berman Income Opportunity Fund Inc.; CCO, Neuberger Berman Real Estate Securities Income Fund Inc.; CCO, Neuberger Berman Dividend Advantage Fund Inc.; CCO, Lehman Brothers /First Trust Income Opportunity Fund.

Neuberger Berman Management Inc	Peter E. Sundman	President and Director, NB Management; Executive Vice President, Neuberger Berman, LLC. Executive Vice President and Director, Neuberger Berman Inc.; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Realty Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.

     The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Columbia Management Advisors, Inc.

     The list required by Item 26 of officers and directors of Columbia Management Advisors, Inc. (“Columbia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by Columbia pursuant to the Advisers Act (SEC File No. 801-5930).

Vaughn Nelson Investment Management, L.P.

     Vaughan Nelson Investment Management, L.P. (Vaughan Nelson), a wholly owned subsidiary of IXIS Asset Management North America, L.P., acts as sub adviser to Registrant’s VN Small-Cap Value Portfolio and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     Certain directors of Vaughan Nelson also serve in director and officer capacities for other affiliates within the IXIS Asset Management North America, L.P. affiliation. Accordingly, the list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

Name of Advisor	Name of Individual	Business and Other Connections
Jennison Associates (“Jennison”)	Dennis M. Kass	Director, Chairman and Chief Executive Officer.
Chairman and Manager of Quantitative Management Associates LLC (“QM”); Director and Vice President of Prudential Investment Management, Inc. (“PIM”); and Signatory Second Vice President of The Prudential Insurance Company of America (“PICA”)

Jennison	Spiros Segalas	Director, President and Chief Investment Officer.

Jennison	Ronald K. Andrews	Director.
Senior Vice President of Prudential Investments LLC; Senior Vice President of American Skandia Investment Services, Incorporated; Senior Vice President of American Skandia Advisory Services, Inc.; and Manager of QM.

Jennison	Timothy J. Knierim	Director.
Assistant Secretary of PIM Warehouse, Inc. (“PIMW”); Corporate Secretary of Pramerica Financial Asia Limited; Secretary of Prudential Latin American Investments, Ltd.; Secretary and Vice President of Residential Information Services, Inc.; Signatory Assistant Secretary of PICA; Vice President and Assistant Secretary of PIM; and Manager of QM.

Jennison	Bernard B. Winograd	Director
Director, Chief Executive Officer and President of PIM; Director and Vice President of Prudential Asset Management Holding Company. Director and Chairman of PIMW; Director and Chairman of PIC Holdings Limited; Executive Vice President of Prudential Investment Management Services LLC; Director and President of PIM Investments, Inc.; President of PIM Foreign Investments, Inc.; Signatory Second Vice President of PICA; and Manager of QM.

Jennison	Mirry M. Hwang	Secretary, Vice President and Corporate Counsel

Jennison	Kenneth Moore	Treasurer, Senior Vice President and Chief Financial Officer.
Chief Financial Officer, Manager and Vice President of QM; Vice President of PIM; Director of Prudential Trust Company (“PTC”); and Signatory Second Vice President of PICA.

Jennison	Blair A. Boyer	Executive Vice President.

Jennison	David Chan	Executive Vice President

Jennison	Michael A. Del Balso	Executive Vice President. Vice President of PTC.

Jennison	Thomas F. Doyle	Executive Vice President.

Jennison	Daniel J. Duane	Executive Vice President. Vice President of PTC.

Jennison	Susan F. Hirsch	Executive Vice President.

Jennison	Jonathan R. Longley	Executive Vice President.

Jennison	Mehdi A. Mahmud	Executive Vice President. Vice President of QM.

Jennison	Kathleen A. McCarragher	Executive Vice President. Vice President of PTC.

Jennison	Jeffrey P. Siegel	Executive Vice President.

Jennison	Andrew Goldberg	Senior Vice President. Vice President of QM.

Jennison	Scott L. Hayward	Senior Vice President.
Vice President of PIM and Vice President of QM.

Jennison	Leslie Rolison	Senior Vice President.
Loomis, Sayles & Co., L.P.
Loomis, Sayles & Co., L.P. (Loomis Sayles), subadviser of the Registrant’s Large-Cap Growth Portfolio effective January 1, 2006 provides investment advice to a number of other registered investment companies and to other organizations and individuals.
The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the “Advisers Act”) (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriters

(a)	Pacific Select Distributors, Inc. (“PSD”) member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.

(b)

Name and Principal	Positions and Offices	Positions and Offices
Business Address(19)	with Underwriter	with Registrant

Audrey L. Milfs	Vice President and Secretary	Secretary

Edward R. Byrd	Vice President	None

Gerald W. Robinson	Director, Chairman and CEO	None

John L. Dixon	Director and President	None

Thomas Gibbons	Vice President	None

Michael S. Graham	Vice President	None

Jane M. Guon	Assistant Secretary	None

Adrian S. Griggs	Director, Vice President and Chief Financial Officer	None

M. Kathleen McWard	Vice President	None

Alyce F. Peterson	Vice President	None

Brian D. Klemens	Vice President and Treasurer	Vice President and Treasurer

Peter S. Deering	Director, Senior Vice President, Strategic Growth	None

S. Kendrick Dunn	Assistant Vice President, Compliance	None

Michael A. Bell	Senior Vice President	None

Dewey Bushaw	Senior Vice President	None

Robert C. Hsu	Senior Vice President, Chief Information Officer	None

Martha A. Gates	Vice President	None

Gail L. Cobin	Assistant Vice President	None

Gail H. McIntosh	Assistant Secretary	None

Julia C. McKinney	Assistant Secretary	None

Michael T. McLaughlin	Assistant Secretary	None

Cheryl L. Tobin	Assistant Secretary	None

Stephen J. Toretto	Assistant Secretary	None

Item 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

     The identity of the person on the other side of the transaction required to be maintained by Registrant pursuant to Rule 17a-7 of the Investment Company Act of 1940 will be maintained by Pacific Life other than portfolios managed by AIM Capital Management, Inc., MFS Investment Management, Mercury Advisors and Van Kampen. The information for AIM Capital Management, Inc. will be maintained by AIM at 11 Greenway Plaza, Houston, TX 77046. Further, AIM may keep information at Iron Mountain, 5530 Gulfton Street, Houston, TX 77081. The information for MFS Investment Management will be maintained by MFS at 500 Boylston Street, 20th Floor, Boston MA 02116. The information for Mercury Advisors will be maintained by Mercury at 800 Scudders Mill Road, Plainboro, NJ 08536. The information for Van Kampen will be maintained by Van Kampen at 1221 Avenue of the Americas, New York, NY 10020.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The registrant hereby undertakes:

     Not applicable

19	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the day of December 9, 2005.

PACIFIC SELECT FUND

By:

James T. Morris* President

*By:	/s/ ROBIN S. YONIS
Robin S. Yonis,
as attorney-in-fact pursuant to
power
of attorney filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this day of December 9, 2005.

PACIFIC SELECT FUND
By:
Thomas C. Sutton*
Chairman of the Board and Chief Executive Officer

*By:	/s/ Robin S. Yonis
Robin S. Yonis, as attorney-in-fact
pursuant to power of attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 63 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	December 9, 2005

James T. Morris	President, Executive Vice President and Chief Insurance Officer	December 9, 2005
Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	December 9, 2005
Richard L. Nelson*	Trustee	December 9, 2005
Lyman W. Porter*	Trustee	December 9, 2005
Alan Richards*	Trustee	December 9, 2005
Lucie H. Moore*	Trustee	December 9, 2005
G. Thomas Willis*	Trustee	December 9, 2005
Frederick L. Blackmon*	Trustee	December 9, 2005
Nooruddin S. Veerjee*	Trustee	December 9, 2005
/s/ Robin S. Yonis *Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith		December 9, 2005

Pacific Select Fund Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 14th day of November, 2005.

NAME	TITLE

/s/ Thomas C. Sutton Thomas C. Sutton	Chairman, Chief Executive Officer and Trustee

/s/ James T. Morris	President
James T. Morris

/s/ Brian D. Klemens	Vice President and Treasurer
Brian D. Klemens

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Richard L. Nelson	Trustee
Richard L. Nelson

/s/ Lyman W. Porter	Trustee
Lyman W. Porter

/s/ Alan Richards	Trustee
Alan Richards

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee